Quarterly portfolio holdings
John Hancock
Marathon Asset-Based Lending Fund
Closed-end alternative
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Consolidated Fund’s investments

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities 38.9%				$90,692,445
(Cost $90,609,956)
Asset-backed securities 7.7%				17,921,985
Carnow Auto Receivables Trust
Series 2023-1A, Class D (A)(B)	7.990	02-15-28	2,936,972	2,934,187
Hertz Vehicle Financing III LLC
Series 2025-1A, Class D (A)	7.980	09-25-29	2,000,000	1,993,355
Marlette Funding Trust
Series 2022-3A, Class D (A)(B)	7.800	11-15-32	3,750,000	3,800,183
Pagaya AI Debt Trust
Series 2023-7, Class D (A)(B)	9.000	07-15-31	3,498,696	3,540,025
Prosper Marketplace Issuance Trust
Series 2024-1A, Class D (A)	10.980	08-15-29	3,000,000	3,123,084
Thor LLC
Series 2024-A, Class C (A)	7.660	08-15-41	2,536,871	2,531,151
Collateralized loan obligations 6.9%				16,019,236
Birch Grove CLO, Ltd.
Series 19A, Class D2RR (3 month CME Term SOFR + 5.050%) (A)(B)(C)	9.372	07-17-37	1,750,000	1,766,380
CIFC Funding, Ltd.
Series 2013-4A, Class DR2 (3 month CME Term SOFR + 1.900%) (A)(C)	6.214	04-27-31	2,000,000	2,000,766
Columbia Cent CLO, Ltd.
Series 2020-29A, Class D1R (3 month CME Term SOFR + 3.862%) (A)(C)	8.187	10-20-34	1,000,000	1,000,000
Series 2020-29A, Class D1RR (3 month CME Term SOFR + 3.400%) (A)(C)	7.708	10-20-34	1,000,000	1,000,000
Dryden Senior Loan Fund
Series 2017-49A, Class DR (3 month CME Term SOFR + 3.662%) (A)(B)(C)	7.991	07-18-30	3,730,000	3,735,364
KKR Financial CLO, Ltd.
Series 2013-1A, Class DR2 (3 month CME Term SOFR + 6.250%) (A)(B)(C)	10.568	04-15-29	2,500,000	2,501,098
Myers Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 3.312%) (A)(B)(C)	7.637	10-20-30	2,000,000	2,005,480
Rockford Tower CLO, Ltd.
Series 2017-2A, Class DR (3 month CME Term SOFR + 3.112%) (A)(B)(C)	7.429	10-15-29	2,000,000	2,010,148
Commercial mortgage backed securities 23.0%				53,596,099
ACREC LLC
Series 2023-FL2, Class C (1 month CME Term SOFR + 4.281%) (A)(B)(C)	8.623	02-19-38	2,000,000	2,015,302
Arizona Biltmore Trust
Series 2024-BILT, Class E (A)(B)	7.487	06-11-29	2,000,000	2,054,145
BAMLL Commercial Mortgage Securities Trust
Series 2024-NASH, Class B (1 month CME Term SOFR + 2.750%) (A)(B)(C)	7.092	05-15-39	2,500,000	2,508,498
Series 2025-ASHF, Class C (1 month CME Term SOFR + 3.000%) (A)(B)(C)	7.342	02-15-42	3,000,000	3,013,855
BX Trust
Series 2021-ARIA, Class F (1 month CME Term SOFR + 2.708%) (A)(B)(C)	7.050	10-15-36	2,000,000	1,997,500
Series 2023-DELC, Class E (1 month CME Term SOFR + 5.286%) (A)(B)(C)	9.628	05-15-38	2,500,000	2,528,125
Series 2024-PALM, Class D (1 month CME Term SOFR + 2.640%) (A)(C)	6.982	06-15-37	3,556,731	3,556,731
Series 2024-SLCT, Class E (1 month CME Term SOFR + 3.391%) (A)(C)	7.732	01-15-42	1,969,000	1,949,315
CLNY Trust
Series 2019-IKPR, Class C (1 month CME Term SOFR + 2.040%) (A)(C)	6.368	11-15-38	1,500,000	1,443,750
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2024-WCL1, Class C (1 month CME Term SOFR + 2.889%) (A)(B)(C)	7.231	06-15-41	3,300,000	3,289,630
DBWF Mortgage Trust
Series 2024-LCRS, Class C (1 month CME Term SOFR + 2.640%) (A)(C)	6.982	04-15-37	1,500,000	1,496,719
FS Rialto Issuer, Ltd.
Series 2021-FL3, Class D (1 month CME Term SOFR + 2.614%) (A)(B)(C)	6.954	11-16-36	2,500,000	2,492,922
Series 2025-FL10, Class AS (1 month CME Term SOFR + 1.593%) (A)(B)(C)	5.944	08-19-42	2,500,000	2,490,632
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(C)	7.319	12-15-36	2,000,000	1,813,300
Great Wolf Trust
Series 2024-WOLF, Class E (1 month CME Term SOFR + 3.639%) (A)(B)(C)	7.981	03-15-39	2,180,000	2,190,900
GSMS Trust
Series 2024-FAIR, Class E (A)(B)(D)	9.147	07-15-29	4,000,000	4,074,462
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2025-BHR5, Class C (1 month CME Term SOFR + 2.542%) (A)(C)	6.884	03-15-40	2,000,000	1,996,258
1	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage backed securities (continued)
KIND Commercial Mortgage Trust
Series 2024-1, Class D (1 month CME Term SOFR + 3.438%) (A)(B)(C)	7.780	08-15-41	3,000,000	$3,002,813
KKR Real Estate Finance Trust
Series 2021-FL2, Class AS (1 month CME Term SOFR + 1.414%) (A)(C)	5.758	02-15-39	950,000	931,022
KNDR Trust
Series 2021-KIND, Class B (1 month CME Term SOFR + 1.464%) (A)(B)(C)	5.810	08-15-38	1,983,710	1,960,153
KSL Commercial Mortgage Trust
Series 2024-HT2, Class B (1 month CME Term SOFR + 2.042%) (A)(B)(C)	6.384	12-15-39	2,500,000	2,502,344
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)(C)	8.530	03-15-36	1,304,250	1,267,206
THPT Mortgage Trust
Series 2023-THL, Class D (A)(B)(D)	9.252	12-10-34	3,000,000	3,020,517
Residential mortgage backed securities 1.3%				3,155,125
ACHM Trust
Series 2023-HE2, Class C (A)(B)(D)	9.300	10-25-38	3,057,007	3,155,125

Residential loans 18.2%				$42,368,277
(Cost $42,541,118)
JH Residential Whole Loan Trust (E)(F) 10.9%				25,526,749
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	114,317	90,539
Bank of America, Loan ID - R1D2207514 (G)	8.875	11-01-34	24,107	19,093
Bank of America, Loan ID - R1D2223768	3.500	04-01-57	71,926	56,965
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	192,267	152,276
Bank of America, Loan ID - R1D320115934	12.000	09-25-27	2,068	1,494
Bank of America, Loan ID - R1D320404870	9.875	07-01-38	7,220	5,216
Bank of America, Loan ID - R1D321106165 (H)	10.500	03-01-37	3,168	2,289
Bank of America, Loan ID - R1D321285469 (I)	0.000	06-01-24	10,305	7,445
Bank of America, Loan ID - R1D321458571 (G)	5.625	05-01-26	12,068	8,718
Bank of America, Loan ID - R1D321567782	10.125	07-01-35	4,134	2,987
Bank of America, Loan ID - R1D321672554 (G)	4.250	02-01-24	68,643	49,587
Bank of America, Loan ID - R1D321680064 (H)	8.625	01-01-28	4,038	2,917
Bank of America, Loan ID - R1D321772642 (I)	12.875	07-01-24	4,722	3,411
Bank of America, Loan ID - R1D321802346	10.500	07-01-42	2,855	2,062
Bank of America, Loan ID - R1D323613087	0.000	10-01-31	7,912	5,716
Bank of America, Loan ID - R1D326967519	8.750	02-01-30	13,225	9,554
Bank of America, Loan ID - R1D329279749	9.375	02-01-37	6,910	4,991
Bank of America, Loan ID - R1D331184438	4.750	06-01-28	10,517	7,597
Bank of America, Loan ID - R1D331351411	8.000	11-01-37	15,766	11,390
Bank of America, Loan ID - R1D332396107	1.000	06-01-28	20,664	14,928
Bank of America, Loan ID - R1D333118907	8.625	11-01-28	6,815	4,923
Bank of America, Loan ID - R1D333435452 (G)	10.500	11-01-24	7,785	5,624
Bank of America, Loan ID - R1D334715743 (G)	6.500	12-01-36	15,802	11,415
Bank of America, Loan ID - R1D338003284 (H)	11.125	09-01-41	16,135	11,656
Bank of America, Loan ID - R1D341220853	11.750	10-25-28	10,005	7,227
Bank of America, Loan ID - R1D341275604 (I)	11.750	09-01-24	1,676	1,211
Bank of America, Loan ID - R1D345587535 (G)	9.875	11-01-36	27,471	19,845
Bank of America, Loan ID - R1D345744745	10.125	08-01-33	4,606	3,327
Bank of America, Loan ID - R1D347751887 (H)	8.250	11-25-28	15,708	11,347
Bank of America, Loan ID - R1D348255384 (H)	12.625	06-01-35	4,657	3,364
Bank of America, Loan ID - R1D362185211 (G)	8.250	05-25-29	51,849	37,455
Bank of America, Loan ID - R1D362733412 (H)	10.500	08-01-27	5,061	3,656
Bank of America, Loan ID - R1D363420996	11.000	05-25-29	9,255	6,686
Bank of America, Loan ID - R1D363873763	2.000	08-01-29	36,580	26,425
Bank of America, Loan ID - R1D36749564 (H)	11.500	06-01-35	18	13
Bank of America, Loan ID - R1D368227582 (G)	5.875	12-01-28	21,913	15,830
Bank of America, Loan ID - R1D377116667 (G)	12.125	08-01-24	9,988	7,215
Bank of America, Loan ID - R1D382472688 (G)	6.500	11-01-28	100,524	72,619
Bank of America, Loan ID - R1D4135626031 (H)	9.500	10-11-35	55,671	42,839
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	2

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D4142880321 (H)	4.125	06-15-36	57,047	$43,898
Bank of America, Loan ID - R1D4176255967	9.125	07-25-32	16,388	12,610
Bank of America, Loan ID - R1D4874021873	6.125	11-01-34	150,678	115,947
Bank of America, Loan ID - R1D4875758189 (G)	2.740	03-29-33	369,829	284,583
Bank of America, Loan ID - R1D4875958325	8.440	12-01-31	13,126	10,100
Bank of America, Loan ID - R1D4875960106	8.090	04-15-32	32,302	24,856
Bank of America, Loan ID - R1D4875973630 (G)	8.090	03-01-31	22,201	17,084
Bank of America, Loan ID - R1D4876049582 (H)	8.240	07-18-32	18,292	14,076
Bank of America, Loan ID - R1D4876317082 (G)	7.490	07-29-30	59,371	45,686
Bank of America, Loan ID - R1D4876762155 (H)	7.740	01-16-36	58,687	45,160
Bank of America, Loan ID - R1D4876763347 (G)	4.375	01-03-54	346,802	266,864
Bank of America, Loan ID - R1D4876771641 (G)	2.740	06-01-35	137,964	106,163
Bank of America, Loan ID - R1D4876787441	3.000	09-01-54	325,841	250,734
Bank of America, Loan ID - R1D4877096402 (G)	9.240	05-01-35	30,803	23,703
Bank of America, Loan ID - R1D4877182962 (G)	5.059	11-12-31	48,719	37,489
Bank of America, Loan ID - R1D4877521188	6.190	02-09-32	10,194	7,844
Bank of America, Loan ID - R1D648343679	9.750	11-25-29	67,394	51,354
Bank of America, Loan ID - R1D65796677	10.875	10-25-29	4,894	3,729
Bank of America, Loan ID - R1D667955965	11.375	10-25-29	7,757	5,911
Bank of America, Loan ID - R1D67442686	12.750	10-25-29	5,526	4,211
Bank of America, Loan ID - R1D676546412 (G)	5.250	10-25-29	144,930	110,437
Bank of America, Loan ID - R1D677588112 (G)	12.500	08-25-29	15,766	12,014
Bank of America, Loan ID - R1D681784389	3.875	09-25-29	379,955	289,526
Bank of America, Loan ID - R1D681965722	11.000	10-25-29	23,736	18,087
Bank of America, Loan ID - R1D681977177	9.000	10-25-29	4,098	3,122
Bank of America, Loan ID - R1D682449041	11.500	10-25-29	12,482	9,511
Bank of America, Loan ID - R1D682585998 (G)	11.500	10-25-29	317	241
Bank of America, Loan ID - R1D683013538	10.750	11-25-29	2,691	2,051
Bank of America, Loan ID - R1D683170000 (G)	6.750	10-25-29	17,414	13,269
Bank of America, Loan ID - R1D683843935	8.500	10-25-29	1,135	865
Bank of America, Loan ID - R1D684180712	9.750	10-25-29	4,902	3,735
Bank of America, Loan ID - R1D684517492 (G)	5.625	10-25-29	32,592	24,835
Bank of America, Loan ID - R1D684760509	13.000	11-25-29	3,985	3,037
Bank of America, Loan ID - R1D684953503	8.500	11-25-29	15,265	11,632
Bank of America, Loan ID - R1D684967411 (G)	4.250	11-25-29	92,711	70,645
Bank of America, Loan ID - R1D685329020	8.750	11-25-29	4,726	3,601
Bank of America, Loan ID - R1D685968483	8.750	11-25-29	7,626	5,811
Bank of America, Loan ID - R1D686170042 (G)	9.125	11-25-29	144,976	110,471
Bank of America, Loan ID - R1D686179719	9.750	11-25-29	6,322	4,817
Bank of America, Loan ID - R1D686281525	13.125	11-25-29	4,894	3,729
Bank of America, Loan ID - R1D686392408 (G)	6.250	11-25-29	82,692	63,012
Bank of America, Loan ID - R1D686481633	12.000	11-25-29	15,520	11,826
Capital Asset Management, Loan ID - R1D1153882	3.900	09-01-47	67,501	46,218
Capital Asset Management, Loan ID - R1D1183348 (G)	4.000	05-01-48	39,967	27,365
Capital Asset Management, Loan ID - R1D1184084	2.000	02-01-49	45,673	31,272
Capital Asset Management, Loan ID - R1D1184204 (H)	12.375	12-01-36	63,823	43,700
Capital Asset Management, Loan ID - R1D1184992	4.000	11-10-43	32,290	22,109
Capital Asset Management, Loan ID - R1D1214825 (G)	10.250	02-01-37	113,613	77,791
Capital Asset Management, Loan ID - R1D1216036	10.000	03-19-62	47,106	32,253
Capital Asset Management, Loan ID - R1D1233673 (H)	11.000	02-15-27	7,842	5,369
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	19,082	13,066
Capital Asset Management, Loan ID - R1D1251042 (G)	6.000	07-05-41	41,021	28,087
Capital Asset Management, Loan ID - R1D1270777 (H)	4.000	03-01-34	62,369	42,704
Capital Asset Management, Loan ID - R1D1271156 (H)	4.875	02-01-40	38,609	26,435
Capital Asset Management, Loan ID - R1D1272438	4.999	05-01-41	15,382	10,532
Capital Asset Management, Loan ID - R1D1285038	7.750	11-01-37	96,731	66,232
3	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1314469 (H)	5.000	08-22-31	1,351	$925
Capital Asset Management, Loan ID - R1D1314775 (H)	4.000	10-28-37	20,866	14,287
Capital Asset Management, Loan ID - R1D1316742	3.500	07-25-42	33,124	22,680
Capital Asset Management, Loan ID - R1D1317596	6.000	07-02-34	10,474	7,171
Capital Asset Management, Loan ID - R1D1317738	3.000	06-01-58	74,812	51,224
Capital Asset Management, Loan ID - R1D1320040 (H)	0.000	01-12-28	2,645	1,811
Capital Asset Management, Loan ID - R1D1330504 (G)	0.000	09-15-31	3,142	2,152
Capital Asset Management, Loan ID - R1D1331024 (G)	12.389	01-15-23	14,346	9,823
Capital Asset Management, Loan ID - R1D1331435 (G)	13.930	04-04-24	21,468	14,699
Capital Asset Management, Loan ID - R1D1331710	0.000	11-01-35	22,903	15,682
Capital Asset Management, Loan ID - R1D1332368 (G)	0.000	06-01-26	10,377	7,105
Capital Asset Management, Loan ID - R1D1333231	0.000	08-01-37	11,741	8,039
Capital Asset Management, Loan ID - R1D1333871	14.128	04-13-47	18,441	12,627
Capital Asset Management, Loan ID - R1D1333909	9.000	11-01-31	27,738	18,992
Capital Asset Management, Loan ID - R1D1333990 (G)	0.000	12-01-35	65,967	45,167
Capital Asset Management, Loan ID - R1D1346507	0.000	03-01-36	34,286	23,476
Capital Asset Management, Loan ID - R1D1373336 (G)	4.250	07-01-22	731	501
Capital Asset Management, Loan ID - R1D1373352	10.720	12-01-28	9,657	6,612
Capital Asset Management, Loan ID - R1D1373527 (H)	5.000	10-01-24	5,126	3,510
Capital Asset Management, Loan ID - R1D1374601 (H)	9.996	06-01-28	9,717	6,653
Capital Asset Management, Loan ID - R1D1376601 (G)	5.250	08-01-21	3,102	2,124
Capital Asset Management, Loan ID - R1D1377871 (G)	14.600	10-01-21	3,780	2,588
Capital Asset Management, Loan ID - R1D1377909 (G)	14.069	04-01-22	4,216	2,887
Capital Asset Management, Loan ID - R1D1379406 (G)	5.750	09-01-25	6,809	4,662
Capital Asset Management, Loan ID - R1D1379505 (G)	5.250	06-01-21	2,764	1,893
Capital Asset Management, Loan ID - R1D1382459 (G)	11.290	09-01-24	8,526	5,838
Capital Asset Management, Loan ID - R1D1382688 (H)	10.480	10-01-28	5,135	3,516
Capital Asset Management, Loan ID - R1D1383898	13.000	03-01-28	6,996	4,790
Capital Asset Management, Loan ID - R1D1383904 (G)	14.447	04-01-26	5,396	3,695
Capital Asset Management, Loan ID - R1D1384406 (G)	14.148	07-01-23	9,112	6,239
Capital Asset Management, Loan ID - R1D1384420 (G)	14.350	02-01-24	8,976	6,146
Capital Asset Management, Loan ID - R1D1386024	8.688	05-01-28	5,700	3,903
Capital Asset Management, Loan ID - R1D1386378	14.140	08-01-25	933	639
Capital Asset Management, Loan ID - R1D1386680 (H)	11.000	02-19-34	11,980	8,203
Capital Asset Management, Loan ID - R1D1387610 (G)	13.656	09-23-32	13,567	9,290
Capital Asset Management, Loan ID - R1D1388781 (G)	14.660	12-20-35	13,649	9,346
Capital Asset Management, Loan ID - R1D138888 (G)	3.000	05-01-57	25,694	17,593
Capital Asset Management, Loan ID - R1D1388909 (G)	5.250	10-01-21	6,921	4,739
Capital Asset Management, Loan ID - R1D1389180	11.060	03-01-27	13,636	9,336
Capital Asset Management, Loan ID - R1D1390047 (H)	14.347	05-05-25	5,265	3,605
Capital Asset Management, Loan ID - R1D1390407 (G)	6.000	01-01-21	921	631
Capital Asset Management, Loan ID - R1D1391149 (G)	14.280	03-01-20	848	581
Capital Asset Management, Loan ID - R1D1391275	14.908	02-05-32	9,797	6,708
Capital Asset Management, Loan ID - R1D1391842	13.970	06-28-35	13,749	9,414
Capital Asset Management, Loan ID - R1D1392485 (G)	8.304	02-01-22	8,524	5,837
Capital Asset Management, Loan ID - R1D1392795 (H)	5.000	11-01-21	5,716	3,914
Capital Asset Management, Loan ID - R1D1393130	4.000	02-01-29	3,932	2,692
Capital Asset Management, Loan ID - R1D1394267 (G)	4.500	10-01-22	3,228	2,210
Capital Asset Management, Loan ID - R1D1394531 (H)	11.890	05-01-28	10,225	7,001
Capital Asset Management, Loan ID - R1D1395006 (H)	13.690	02-28-30	8,367	5,729
Capital Asset Management, Loan ID - R1D1395613 (H)	14.810	02-01-23	14,939	10,229
Capital Asset Management, Loan ID - R1D1399385 (G)	5.250	10-22-21	65	45
Capital Asset Management, Loan ID - R1D1404291	8.000	08-01-61	24,064	16,477
Capital Asset Management, Loan ID - R1D1404613 (G)	10.000	04-01-25	7,376	5,050
Capital Asset Management, Loan ID - R1D1405485	8.000	02-01-32	37,042	25,363
Capital Asset Management, Loan ID - R1D1406329	7.000	04-01-35	76,727	52,535
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	4

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1410621 (H)	10.000	11-30-37	169,739	$116,220
Capital Asset Management, Loan ID - R1D1493873 (G)	6.750	08-20-29	96,719	66,224
Capital Asset Management, Loan ID - R1D1500901	0.000	09-29-25	281	193
Capital Asset Management, Loan ID - R1D1526783	6.750	03-01-32	24,435	16,731
Capital Asset Management, Loan ID - R1D1538702	4.500	10-01-59	356,215	243,900
Capital Asset Management, Loan ID - R1D1582190 (H)	2.000	06-01-28	9,033	6,185
Capital Asset Management, Loan ID - R1D1582271 (G)	7.000	10-01-28	18,747	12,836
Capital Asset Management, Loan ID - R1D1582428	3.000	01-01-43	72,216	49,446
Capital Asset Management, Loan ID - R1D1582848 (G)	13.990	05-24-32	11,335	7,761
Capital Asset Management, Loan ID - R1D1583331 (G)	4.000	06-01-27	11,483	7,863
Capital Asset Management, Loan ID - R1D1584709	2.000	02-01-31	8,052	5,513
Capital Asset Management, Loan ID - R1D1584745	4.000	12-01-36	22,067	15,109
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	20,134	13,786
Capital Asset Management, Loan ID - R1D1585078 (H)	12.250	04-01-24	3,891	2,664
CTF Asset Management, Loan ID - R1D81110001741	7.500	03-01-52	50,000	44,560
CTF Asset Management, Loan ID - R1D81250006129	8.000	02-01-52	27,500	24,508
CTF Asset Management, Loan ID - R1D81600010478	9.000	07-01-52	151,198	134,748
CTF Asset Management, Loan ID - R1D81600010683	8.500	05-01-52	92,000	81,990
CTF Asset Management, Loan ID - R1D81600010803	9.000	06-01-52	50,000	44,560
CTF Asset Management, Loan ID - R1D81760006785	7.500	04-01-52	50,000	44,560
CTF Asset Management, Loan ID - R1D81760007026	8.500	06-01-52	59,500	53,026
CTF Asset Management, Loan ID - R1D81760007069	8.500	07-01-52	60,500	53,918
CTF Asset Management, Loan ID - R1D81760007071	8.500	07-01-52	24,596	21,920
CTF Asset Management, Loan ID - R1D81760007081	8.500	07-01-52	141,000	125,659
CTF Asset Management, Loan ID - R1D81800002738	9.000	06-01-52	70,460	62,794
CTF Asset Management, Loan ID - R1D81810000514	7.500	01-01-52	50,000	44,560
CTF Asset Management, Loan ID - R1D81890001613	8.000	03-01-52	50,000	44,560
CTF Asset Management, Loan ID - R1D82070004277	10.000	09-01-52	50,000	44,560
CTF Asset Management, Loan ID - R1D82070004505	10.250	10-01-52	50,000	44,560
CTF Asset Management, Loan ID - R1D82570006154	10.250	08-01-52	52,425	46,721
CTF Asset Management, Loan ID - R1D82750001568	7.500	01-01-52	50,000	44,560
CTF Asset Management, Loan ID - R1D82750001964	8.500	04-01-52	300,000	267,360
CTF Asset Management, Loan ID - R1D82750001988	8.500	05-01-52	115,000	102,488
CTF Asset Management, Loan ID - R1D82750001989	9.500	05-01-52	50,000	44,560
CTF Asset Management, Loan ID - R1D82790002031	10.250	08-01-52	572,500	510,212
CTF Asset Management, Loan ID - R1D82870001926	9.000	05-01-52	27,000	24,062
CTF Asset Management, Loan ID - R1D82960002037	8.500	07-01-52	49,298	43,934
CTF Asset Management, Loan ID - R1D86000027389	8.000	01-01-52	51,500	45,897
CTF Asset Management, Loan ID - R1D86000027849	7.500	03-01-52	186,001	165,764
CTF Asset Management, Loan ID - R1D86000028867	8.000	04-01-52	48,867	43,550
CTF Asset Management, Loan ID - R1D86000030366	7.500	04-01-52	500,000	445,600
CTF Asset Management, Loan ID - R1D86000030696	8.000	04-01-52	52,500	46,788
CTF Asset Management, Loan ID - R1D86000032652	8.500	06-01-52	72,500	64,612
CTF Asset Management, Loan ID - R1D86000032881	9.500	06-01-52	48,842	43,528
CTF Asset Management, Loan ID - R1D86000032890	8.500	06-01-52	8,340	7,433
CTF Asset Management, Loan ID - R1D86000032918	8.500	06-01-52	50,000	44,560
CTF Asset Management, Loan ID - R1D86000032937	8.500	06-01-52	477,000	425,102
CTF Asset Management, Loan ID - R1D86000033234	8.500	06-01-52	86,300	76,911
CTF Asset Management, Loan ID - R1D86000033972	9.000	07-01-52	49,625	44,226
CTF Asset Management, Loan ID - R1D86000034252	10.250	08-01-52	50,000	44,560
CTF Asset Management, Loan ID - R1D86000034480	10.000	08-01-52	54,743	48,787
CTF Asset Management, Loan ID - R1D86000034647	10.250	08-01-52	15,863	14,137
CTF Asset Management, Loan ID - R1D86000034678	10.250	08-01-52	20,000	17,824
CTF Asset Management, Loan ID - R1D86000034695	10.000	09-01-52	58,347	51,999
CTF Asset Management, Loan ID - R1D86000034787	10.000	09-01-52	101,000	90,011
CTF Asset Management, Loan ID - R1D86000034923	10.250	09-01-52	6,809	6,068
5	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D86000035563	10.250	10-01-52	225,000	$200,520
CTF Asset Management, Loan ID - R1D89160038038 (G)	12.200	12-01-36	67,727	60,358
CTF Asset Management, Loan ID - R1D89160038038B	0.000	08-01-28	940	838
CTF Asset Management, Loan ID - R1D89160044688	4.750	04-01-64	192,751	171,780
CTF Asset Management, Loan ID - R1D89160044690	0.000	07-01-37	12,723	11,338
CTF Asset Management, Loan ID - R1D89160044748	11.700	05-01-39	15,053	13,416
CTF Asset Management, Loan ID - R1D89160045474	8.000	06-01-53	22,110	19,704
CTF Asset Management, Loan ID - R1D89160045528	6.000	07-01-29	34,808	31,021
CTF Asset Management, Loan ID - R1D89160046378	7.000	09-01-63	74,948	66,793
CTF Asset Management, Loan ID - R1D89160058918	5.250	11-01-52	88,495	78,867
CTF Asset Management, Loan ID - R1D89160058998	9.000	12-01-42	33,432	29,794
CTF Asset Management, Loan ID - R1D89160059480	6.000	11-01-51	193,867	172,774
CTF Asset Management, Loan ID - R1D89160059548	9.000	06-01-42	42,502	37,878
CTF Asset Management, Loan ID - R1D89160061974	9.000	03-01-43	75,407	67,203
CTF Asset Management, Loan ID - R1D89160061988	9.000	05-01-42	47,412	42,253
CTF Asset Management, Loan ID - R1D89160062096	7.000	09-01-52	119,239	106,266
CTF Asset Management, Loan ID - R1D89160062110	8.000	10-01-41	52,543	46,826
CTF Asset Management, Loan ID - R1D89160062114	4.250	06-15-51	86,986	77,522
CTF Asset Management, Loan ID - R1D89160062136	8.000	07-01-51	126,318	112,575
CTF Asset Management, Loan ID - R1D89160067642	8.000	06-01-52	74,962	66,806
CTF Asset Management, Loan ID - R1D89160069322	7.500	07-15-52	123,382	109,958
CTF Asset Management, Loan ID - R1D89160070252 (G)	9.375	06-01-37	55,823	49,750
CTF Asset Management, Loan ID - R1D89160070254	9.250	09-20-31	62,985	56,132
CTF Asset Management, Loan ID - R1D89160070258	6.000	05-01-42	41,046	36,580
CTF Asset Management, Loan ID - R1D89160070304	12.000	09-01-62	22,640	20,177
CTF Asset Management, Loan ID - R1D89160074370	6.750	07-01-36	43,679	38,927
CTF Asset Management, Loan ID - R1D89160075026	8.000	05-20-49	74,750	66,617
CTF Asset Management, Loan ID - R1D89160076994	7.250	11-01-60	153,237	136,565
CTF Asset Management, Loan ID - R1D89160080328	6.000	12-20-33	307,023	273,619
CTF Asset Management, Loan ID - R1D89160080998	5.750	03-20-37	81,804	72,904
CTF Asset Management, Loan ID - R1D89160082270	7.115	08-01-37	65,033	57,958
CTF Asset Management, Loan ID - R1D89160082820	7.989	10-01-42	105,234	93,785
CTF Asset Management, Loan ID - R1D89160082824	7.874	11-01-52	42,963	38,288
CTF Asset Management, Loan ID - R1D89160083650	5.890	01-01-28	61,000	54,363
CTF Asset Management, Loan ID - R1D89160083652	5.184	10-01-25	231,500	206,313
CTF Asset Management, Loan ID - R1D89160083654	6.000	09-01-27	159,895	142,498
CTF Asset Management, Loan ID - R1D89160083656	5.800	04-25-53	82,742	73,740
CTF Asset Management, Loan ID - R1D89160083658	5.500	03-01-28	124,187	110,675
CTF Asset Management, Loan ID - R1D89160083660	6.120	02-01-28	148,084	131,972
CTF Asset Management, Loan ID - R1D89160083666	9.250	06-01-26	47,269	42,126
CTF Asset Management, Loan ID - R1D89160083668	8.500	07-01-42	37,476	33,399
CTF Asset Management, Loan ID - R1D89160083676	6.000	08-01-27	106,891	95,261
CTF Asset Management, Loan ID - R1D89160083678	5.000	07-01-27	39,136	34,878
CTF Asset Management, Loan ID - R1D89160083682	5.875	04-01-53	131,343	117,053
CTF Asset Management, Loan ID - R1D89160083702	5.250	07-01-26	150,985	134,558
CTF Asset Management, Loan ID - R1D89160083706	9.500	10-01-35	49,763	44,349
CTF Asset Management, Loan ID - R1D89160084244	14.999	01-01-53	29,387	26,190
CTF Asset Management, Loan ID - R1D89160085000	11.250	11-01-43	73,266	65,294
CTF Asset Management, Loan ID - R1D89160086154	8.990	09-01-38	73,327	65,349
CTF Asset Management, Loan ID - R1D89160086156	8.990	09-01-38	68,155	60,740
CTF Asset Management, Loan ID - R1D89160086190	5.000	06-01-50	77,923	69,445
CTF Asset Management, Loan ID - R1D89160086660	11.699	12-01-52	47,096	41,972
CTF Asset Management, Loan ID - R1D89160086670	11.549	12-01-53	58,778	52,383
CTF Asset Management, Loan ID - R1D89160087568	10.000	05-01-36	126,661	112,880
CTF Asset Management, Loan ID - R1D89160088850	12.990	12-01-53	198,766	177,140
CTF Asset Management, Loan ID - R1D89500005642	9.000	05-01-52	50,000	44,560
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	6

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D89992031886	9.500	06-01-30	11,794	$10,511
PPR Capital Management, Loan ID - R1D51303030492	8.750	10-01-62	47,238	24,337
PPR Capital Management, Loan ID - R1D51403030022 (G)	9.125	09-01-25	153,406	79,035
PPR Capital Management, Loan ID - R1D51403030279 (G)	5.100	10-01-36	58,608	30,195
PPR Capital Management, Loan ID - R1D51403030352	9.150	11-01-35	92,254	47,529
PPR Capital Management, Loan ID - R1D51403030948 (G)	9.900	05-22-38	23,064	11,883
PPR Capital Management, Loan ID - R1D51502010013	8.350	11-01-42	7,542	3,885
PPR Capital Management, Loan ID - R1D51506010146	7.250	12-01-46	68,432	35,256
PPR Capital Management, Loan ID - R1D51506010444	9.500	01-01-52	51,517	26,542
PPR Capital Management, Loan ID - R1D51506010469 (G)	9.750	09-01-36	23,770	12,246
PPR Capital Management, Loan ID - R1D51506010756	4.800	09-01-25	93	48
PPR Capital Management, Loan ID - R1D51507010001	7.000	01-01-28	4,266	2,198
PPR Capital Management, Loan ID - R1D51605010212	7.250	06-01-31	21,299	10,973
PPR Capital Management, Loan ID - R1D51611010043 (G)	9.990	01-01-21	12,865	6,628
PPR Capital Management, Loan ID - R1D51805030001	7.250	03-20-43	24,062	12,397
PPR Capital Management, Loan ID - R1D51808040029	9.000	06-01-41	18,277	9,416
PPR Capital Management, Loan ID - R1D51812030089 (G)	4.000	08-01-47	70,281	36,209
PPR Capital Management, Loan ID - R1D51812030096	13.500	07-01-36	26,041	13,416
PPR Capital Management, Loan ID - R1D51812030180	7.000	02-01-50	117,669	60,623
PPR Capital Management, Loan ID - R1D51903040003 (G)	5.000	01-01-30	14,635	7,540
PPR Capital Management, Loan ID - R1D51903040192	11.625	02-01-37	76,664	39,497
PPR Capital Management, Loan ID - R1D51903040208 (G)	8.990	02-01-22	82,055	42,275
PPR Capital Management, Loan ID - R1D51904010040 (G)	6.250	09-01-51	123,539	63,647
PPR Capital Management, Loan ID - R1D51906030034	6.000	12-01-48	213,921	110,212
PPR Capital Management, Loan ID - R1D52007020001 (G)	8.500	04-01-38	20,299	10,458
PPR Capital Management, Loan ID - R1D52110130001 (G)	7.500	05-18-42	97,933	50,455
Shelving Rock, Loan ID - R1D71005316541	7.000	06-01-31	17,077	14,695
Shelving Rock, Loan ID - R1D71005330611	5.750	08-25-26	23,272	20,025
Shelving Rock, Loan ID - R1D71005332444	6.000	10-01-31	27,876	23,988
Shelving Rock, Loan ID - R1D71005349123	7.000	10-01-31	12,475	10,735
Shelving Rock, Loan ID - R1D71006123597	6.125	11-01-26	163,728	140,888
Shelving Rock, Loan ID - R1D7110507803	8.875	03-01-27	19,078	16,416
Shelving Rock, Loan ID - R1D7111713993	6.000	12-01-26	32,109	27,630
Shelving Rock, Loan ID - R1D7120449362	8.375	03-15-31	14,615	12,576
Shelving Rock, Loan ID - R1D7131263557	10.625	03-01-27	98,519	84,775
Shelving Rock, Loan ID - R1D7132056137	5.500	10-01-26	114,001	98,098
Shelving Rock, Loan ID - R1D7138556254	7.000	10-01-28	48,500	41,734
Shelving Rock, Loan ID - R1D714141816	6.500	08-01-36	315,397	271,399
Shelving Rock, Loan ID - R1D7146417973	5.000	11-15-26	46,771	40,247
Shelving Rock, Loan ID - R1D7146861634	10.250	11-13-31	51,700	44,488
Shelving Rock, Loan ID - R1D7147552201 (I)	6.000	01-01-25	59,533	51,228
Shelving Rock, Loan ID - R1D7147658590	10.525	01-01-27	296,529	255,163
Shelving Rock, Loan ID - R1D7147758371	7.900	05-10-41	5,586	4,807
Shelving Rock, Loan ID - R1D7149230333 (I)	12.250	05-01-25	58,555	50,387
Shelving Rock, Loan ID - R1D7149559183	4.750	03-31-43	50,243	43,234
Shelving Rock, Loan ID - R1D7149677942	6.000	07-01-26	99,129	85,301
Shelving Rock, Loan ID - R1D7150056432	7.000	08-01-28	109,110	93,889
Shelving Rock, Loan ID - R1D715011	7.000	02-01-37	144,633	124,457
Shelving Rock, Loan ID - R1D7150554252	7.375	05-01-27	62,342	53,645
Shelving Rock, Loan ID - R1D715103820	5.000	12-01-41	51,559	44,366
Shelving Rock, Loan ID - R1D7151117895	9.125	12-01-31	84,590	72,790
Shelving Rock, Loan ID - R1D7151175171	6.000	06-01-38	20,989	18,061
Shelving Rock, Loan ID - R1D7152139837	7.750	10-01-29	164,914	141,908
Shelving Rock, Loan ID - R1D7152394494	10.250	11-01-31	62,296	53,606
Shelving Rock, Loan ID - R1D7152875318	6.500	01-01-27	69,733	60,005
Shelving Rock, Loan ID - R1D7153125943 (I)	7.375	05-01-25	44,194	38,029
7	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7153215845	10.875	04-01-29	37,153	$31,970
Shelving Rock, Loan ID - R1D7153283112	10.750	10-01-27	33,544	28,864
Shelving Rock, Loan ID - R1D7153331975	8.750	02-01-27	58,057	49,958
Shelving Rock, Loan ID - R1D7153681515	5.000	04-01-28	69,575	59,869
Shelving Rock, Loan ID - R1D7154664695	8.750	04-01-37	46,456	39,975
Shelving Rock, Loan ID - R1D7154844109	10.375	02-01-27	171,098	147,230
Shelving Rock, Loan ID - R1D7155064828	2.000	01-01-32	11,555	9,943
Shelving Rock, Loan ID - R1D7155104113 (I)	5.500	02-01-25	77,406	66,608
Shelving Rock, Loan ID - R1D7156105663	8.250	01-01-29	44,088	37,938
Shelving Rock, Loan ID - R1D7156530174	7.250	04-01-28	89,039	76,618
Shelving Rock, Loan ID - R1D7157215669	6.500	02-29-44	8,285	7,129
Shelving Rock, Loan ID - R1D7157308823	8.000	03-01-29	75,147	64,664
Shelving Rock, Loan ID - R1D7158076955	11.250	03-01-32	139,283	119,853
Shelving Rock, Loan ID - R1D7158284666	8.250	03-31-28	50,291	43,275
Shelving Rock, Loan ID - R1D7159142975	8.875	05-01-37	26,604	22,893
Shelving Rock, Loan ID - R1D7190028	5.000	01-01-35	163,503	140,695
Shelving Rock, Loan ID - R1D728102939	7.250	04-01-26	71,137	61,213
Shelving Rock, Loan ID - R1D7304203	10.325	09-01-26	51,099	43,971
Shelving Rock, Loan ID - R1D7304297	9.500	01-01-32	27,767	23,894
Shelving Rock, Loan ID - R1D7358309	6.375	08-01-43	73,837	63,536
Shelving Rock, Loan ID - R1D7358890 (G)	7.500	12-01-29	190,577	163,991
Shelving Rock, Loan ID - R1D7371699	4.000	05-01-32	152,824	131,505
Shelving Rock, Loan ID - R1D7372448	9.000	05-01-37	245,038	210,855
Shelving Rock, Loan ID - R1D7379247	7.000	10-01-29	64,741	55,710
Shelving Rock, Loan ID - R1D7403476	7.750	10-01-35	19,560	16,831
Shelving Rock, Loan ID - R1D7501299	10.125	04-01-26	35,628	30,658
Shelving Rock, Loan ID - R1D7501374	9.500	10-01-26	44,532	38,320
Shelving Rock, Loan ID - R1D7612362392	7.325	08-01-25	75,231	64,736
Shelving Rock, Loan ID - R1D7612363572	10.000	08-01-36	12,608	10,849
Shelving Rock, Loan ID - R1D7612563619	5.000	12-01-25	35,455	30,509
Shelving Rock, Loan ID - R1D7612687814	7.625	05-01-27	92,988	80,016
Shelving Rock, Loan ID - R1D7612704445	7.500	08-01-25	21,624	18,607
Shelving Rock, Loan ID - R1D7612780007 (I)	10.630	07-01-25	37,463	32,237
Shelving Rock, Loan ID - R1D7612782771	12.250	09-01-28	7,459	6,419
Shelving Rock, Loan ID - R1D7612786152	8.750	08-01-25	16,329	14,051
Shelving Rock, Loan ID - R1D7612791616	6.490	12-01-36	136,796	117,713
Shelving Rock, Loan ID - R1D7612795344	6.250	11-01-27	54,182	46,623
Shelving Rock, Loan ID - R1D7612815027	8.312	01-01-37	54,145	46,592
Shelving Rock, Loan ID - R1D7612822130	7.000	02-01-28	42,990	36,993
Shelving Rock, Loan ID - R1D7612838599	7.000	05-01-26	77,959	67,084
Shelving Rock, Loan ID - R1D7612845552	6.000	12-01-26	54,733	47,098
Shelving Rock, Loan ID - R1D7612870923	9.625	06-01-33	35,414	30,474
Shelving Rock, Loan ID - R1D7612900092	9.625	08-01-25	14,263	12,273
Shelving Rock, Loan ID - R1D7612916767 (I)	5.500	12-01-24	143,057	123,101
Shelving Rock, Loan ID - R1D7612930362	6.750	12-01-28	95,550	82,221
Shelving Rock, Loan ID - R1D7612930867	6.000	03-01-29	98,514	84,771
Shelving Rock, Loan ID - R1D7612934083	6.000	12-01-31	37,332	32,124
Shelving Rock, Loan ID - R1D7612935650	8.375	01-01-29	88,965	76,554
Shelving Rock, Loan ID - R1D7612945691	12.000	08-01-25	76,996	66,255
Shelving Rock, Loan ID - R1D7612946632	8.000	04-01-26	97,594	83,980
Shelving Rock, Loan ID - R1D7612968586 (I)	5.000	05-01-25	68,107	58,606
Shelving Rock, Loan ID - R1D7612982157	9.125	12-01-31	17,942	15,439
Shelving Rock, Loan ID - R1D7612984567	5.375	01-01-32	68,262	58,739
Shelving Rock, Loan ID - R1D7612987016 (I)	8.750	07-01-25	71,694	61,693
Shelving Rock, Loan ID - R1D7612987701	5.250	01-01-32	38,901	33,475
Shelving Rock, Loan ID - R1D7612987966	6.250	08-01-26	55,623	47,864
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	8

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7612994574	7.875	12-01-31	45,407	$39,072
Shelving Rock, Loan ID - R1D7613006691	7.500	05-01-27	59,998	51,628
Shelving Rock, Loan ID - R1D7613009166 (I)	2.000	05-01-25	7,672	6,602
Shelving Rock, Loan ID - R1D7613024009	7.500	01-01-32	56,141	48,309
Shelving Rock, Loan ID - R1D7613033455	8.375	09-01-26	42,488	36,561
Shelving Rock, Loan ID - R1D7613048636	8.000	06-01-30	38,434	33,072
Shelving Rock, Loan ID - R1D7613050301	8.000	04-01-29	22,827	19,643
Shelving Rock, Loan ID - R1D7613070523	6.000	02-01-30	71,331	61,380
Shelving Rock, Loan ID - R1D7613081298	8.375	01-01-28	41,635	35,827
Shelving Rock, Loan ID - R1D7613115377	9.125	03-01-32	6,600	5,679
Shelving Rock, Loan ID - R1D7613121615	7.000	09-01-29	173,831	149,581
Shelving Rock, Loan ID - R1D7613166206	8.000	08-01-25	19,922	17,143
Shelving Rock, Loan ID - R1D7613170885 (I)	7.000	04-01-25	55,924	48,122
Shelving Rock, Loan ID - R1D7613171974	9.250	04-01-37	41,704	35,887
Shelving Rock, Loan ID - R1D7613181106	8.000	05-01-37	9,672	8,322
Shelving Rock, Loan ID - R1D7613184407	8.625	03-01-35	25,521	21,961
Shelving Rock, Loan ID - R1D7613190008 (I)	8.500	05-01-25	75,279	64,777
Shelving Rock, Loan ID - R1D7613190438	5.000	01-01-27	110,522	95,104
Shelving Rock, Loan ID - R1D7613192491	5.000	03-01-29	45,184	38,881
Shelving Rock, Loan ID - R1D7613201664	5.000	04-01-32	48,447	41,689
Shelving Rock, Loan ID - R1D7613204593	6.000	02-01-27	113,205	97,413
Shelving Rock, Loan ID - R1D7614380152	7.500	06-01-27	125,763	108,219
Shelving Rock, Loan ID - R1D7616147567	11.900	05-01-29	65,429	56,301
Shelving Rock, Loan ID - R1D7618434583	9.000	02-01-30	75,722	65,159
Shelving Rock, Loan ID - R1D7618446017	9.375	12-01-31	15,736	13,541
Shelving Rock, Loan ID - R1D7618446488	5.000	12-01-28	109,215	93,979
Shelving Rock, Loan ID - R1D7618452353	9.875	03-01-27	39,246	33,771
Shelving Rock, Loan ID - R1D76865188 (I)	11.725	05-01-25	60,887	52,394
Shelving Rock, Loan ID - R1D772832781	6.750	04-01-28	16,267	13,998
Shelving Rock, Loan ID - R1D789737854 (I)	8.000	05-01-25	165,391	142,319
Shelving Rock, Loan ID - R1D789786346	7.750	01-01-29	162,065	139,457
Shelving Rock, Loan ID - R1D789806906	5.000	08-01-32	197,267	169,748
Shelving Rock, Loan ID - R1D789909929	7.375	12-01-27	57,484	49,465
Shelving Rock, Loan ID - R1D789914746	8.000	12-01-27	31,082	26,746
Shelving Rock, Loan ID - R1D789919476	6.000	09-01-25	83,330	71,705
Shelving Rock, Loan ID - R1D789919657	7.000	02-01-27	233,230	200,695
Shelving Rock, Loan ID - R1D789931830	8.000	02-01-32	64,251	55,288
Shelving Rock, Loan ID - R1D789987287	8.125	03-01-37	35,192	30,283
Shelving Rock, Loan ID - R1D789996254	8.000	05-01-29	65,855	56,668
Shelving Rock, Loan ID - R1D91004717785	6.000	05-01-29	139,723	107,768
Shelving Rock, Loan ID - R1D91004729618 (G)	4.500	01-01-37	24,595	18,970
Shelving Rock, Loan ID - R1D91004736151	3.500	12-01-36	89,783	69,250
Shelving Rock, Loan ID - R1D91005327572	7.000	09-01-29	96,047	74,081
Shelving Rock, Loan ID - R1D91005337038	6.500	11-01-29	127,077	98,015
Shelving Rock, Loan ID - R1D91084131	6.500	03-01-26	50,339	38,826
Shelving Rock, Loan ID - R1D912791 (G)	9.375	12-01-27	71,901	55,457
Shelving Rock, Loan ID - R1D9131159016	9.990	12-01-26	80,850	62,360
Shelving Rock, Loan ID - R1D9131945755	12.125	04-01-29	48,397	37,328
Shelving Rock, Loan ID - R1D9141942568	7.000	01-01-28	80,330	61,958
Shelving Rock, Loan ID - R1D9142583663	0.000	01-01-50	45,744	35,283
Shelving Rock, Loan ID - R1D9146661473	7.000	12-01-36	87,088	67,171
Shelving Rock, Loan ID - R1D9146948925	5.000	10-01-27	197,135	152,050
Shelving Rock, Loan ID - R1D9147577076	7.990	04-01-26	76,417	58,940
Shelving Rock, Loan ID - R1D9148123833	10.400	08-01-25	50,796	39,179
Shelving Rock, Loan ID - R1D9148506475	2.000	02-01-42	68,026	52,469
Shelving Rock, Loan ID - R1D9148600650	8.500	02-01-42	42,335	32,653
9	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D9150222640	9.250	08-01-29	65,247	$50,325
Shelving Rock, Loan ID - R1D9155752270	7.125	07-01-28	83,135	64,122
Shelving Rock, Loan ID - R1D9155934430	9.375	04-01-30	41,174	31,758
Shelving Rock, Loan ID - R1D9156031844 (G)	0.000	02-01-32	37,773	29,134
Shelving Rock, Loan ID - R1D9157715050	6.000	03-01-42	25,085	19,348
Shelving Rock, Loan ID - R1D9158148327	8.375	08-01-28	57,428	44,294
Shelving Rock, Loan ID - R1D9158148855	7.000	04-01-29	129,768	100,090
Shelving Rock, Loan ID - R1D9158767452	9.000	04-01-37	68,621	52,927
Shelving Rock, Loan ID - R1D9158789377	9.250	03-01-29	35,847	27,648
Shelving Rock, Loan ID - R1D9158991614	0.000	06-01-41	55,339	42,683
Shelving Rock, Loan ID - R1D9200612828	7.500	03-01-29	96,759	74,630
Shelving Rock, Loan ID - R1D9241924992 (G)	10.610	09-01-27	74,036	57,104
Shelving Rock, Loan ID - R1D9249324178	6.000	08-01-36	55,580	42,869
Shelving Rock, Loan ID - R1D9284407970	11.000	11-01-35	8,134	6,273
Shelving Rock, Loan ID - R1D9284906034	9.450	09-01-35	22,080	17,030
Shelving Rock, Loan ID - R1D930560148	4.830	09-01-28	102,662	79,183
Shelving Rock, Loan ID - R1D9310904	7.600	01-01-29	89,720	69,201
Shelving Rock, Loan ID - R1D9371864	9.000	11-01-29	54,170	41,782
Shelving Rock, Loan ID - R1D9372093	8.000	01-01-34	55,952	43,155
Shelving Rock, Loan ID - R1D9379972	5.000	12-01-36	130,904	100,967
Shelving Rock, Loan ID - R1D9400157	8.500	10-01-31	27,946	21,555
Shelving Rock, Loan ID - R1D9500145	6.975	07-01-41	134,460	103,709
Shelving Rock, Loan ID - R1D9610225724	12.300	05-01-27	79,693	61,467
Shelving Rock, Loan ID - R1D9612072348	0.000	05-01-31	19,685	15,183
Shelving Rock, Loan ID - R1D9612761841	7.000	09-01-28	59,292	45,732
Shelving Rock, Loan ID - R1D9612799072	9.500	12-01-36	31,639	24,403
Shelving Rock, Loan ID - R1D9612818088	9.125	02-01-32	80,747	62,280
Shelving Rock, Loan ID - R1D9612840629	8.063	06-01-30	67,302	51,910
Shelving Rock, Loan ID - R1D9612844068	6.250	08-01-29	136,000	104,897
Shelving Rock, Loan ID - R1D9612943639	8.250	02-01-27	59,481	45,878
Shelving Rock, Loan ID - R1D9612960286	0.000	06-01-45	36,065	27,817
Shelving Rock, Loan ID - R1D9612970285	9.375	06-01-33	17,582	13,561
Shelving Rock, Loan ID - R1D9612980318	0.000	06-01-31	5,210	4,018
Shelving Rock, Loan ID - R1D9612993840	7.750	06-01-29	81,950	63,208
Shelving Rock, Loan ID - R1D9612999292	5.500	02-01-27	352,461	271,853
Shelving Rock, Loan ID - R1D9612999375	10.125	09-01-29	24,008	18,518
Shelving Rock, Loan ID - R1D9613041136	10.250	01-01-32	40,834	31,495
Shelving Rock, Loan ID - R1D9613052844	8.000	02-01-32	38,321	29,557
Shelving Rock, Loan ID - R1D9613067354	9.125	03-01-27	10,322	7,961
Shelving Rock, Loan ID - R1D9613079896	7.750	04-01-27	9,209	7,103
Shelving Rock, Loan ID - R1D9613089978	0.000	02-01-31	16,906	13,039
Shelving Rock, Loan ID - R1D9613099894	7.875	11-01-29	75,416	58,168
Shelving Rock, Loan ID - R1D9613107093	6.750	03-01-28	109,376	84,362
Shelving Rock, Loan ID - R1D9613120443	7.625	03-01-37	28,883	22,277
Shelving Rock, Loan ID - R1D9613127596	8.875	03-01-26	18,971	14,632
Shelving Rock, Loan ID - R1D9613142967	10.125	05-01-29	13,892	10,715
Shelving Rock, Loan ID - R1D9613176767	0.000	04-01-34	29,847	23,021
Shelving Rock, Loan ID - R1D9613184639	8.875	03-01-27	48,151	37,139
Shelving Rock, Loan ID - R1D9613207661	8.500	04-01-32	57,048	44,001
Shelving Rock, Loan ID - R1D9614389724	6.250	11-01-29	129,269	99,705
Shelving Rock, Loan ID - R1D9615372729	6.000	09-01-28	71,869	55,433
Shelving Rock, Loan ID - R1D9616148953	6.850	04-01-26	135,865	104,793
Shelving Rock, Loan ID - R1D9616189072 (G)	0.000	11-01-36	64,353	49,636
Shelving Rock, Loan ID - R1D9617588413	6.500	09-01-28	180,395	139,139
Shelving Rock, Loan ID - R1D9617704952	9.250	05-01-29	40,580	31,299
Shelving Rock, Loan ID - R1D9617982608	8.000	06-01-29	148,165	114,279
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	10

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D9618205744 (G)	7.823	03-01-31	36,705	$28,310
Shelving Rock, Loan ID - R1D9618442362	7.000	12-01-36	57,921	44,674
Shelving Rock, Loan ID - R1D9618448088 (G)	8.000	02-01-28	27,808	21,448
Shelving Rock, Loan ID - R1D9618449102	7.750	05-01-29	66,070	50,960
Shelving Rock, Loan ID - R1D9618450936	6.250	06-01-29	88,746	68,450
Shelving Rock, Loan ID - R1D9618452650 (I)	6.875	05-01-25	141,023	108,771
Shelving Rock, Loan ID - R1D9618455380 (I)	5.000	06-01-25	109,963	84,815
Shelving Rock, Loan ID - R1D989786385	6.000	09-01-27	122,842	94,748
Shelving Rock, Loan ID - R1D989786394	8.750	11-01-29	54,453	42,000
Shelving Rock, Loan ID - R1D989906775	11.250	07-01-26	7,468	5,760
Shelving Rock, Loan ID - R1D989925469	0.000	11-01-30	20,137	15,531
Shelving Rock, Loan ID - R1D989993682	7.500	02-01-31	29,669	22,883
JH Residential Whole Loan Trust II (E)(F) 3.5%				8,060,611
Achieve, Loan ID - R21032974202	15.250	10-01-33	38,939	39,815
Achieve, Loan ID - R21032974325	12.250	10-01-33	111,777	114,292
Achieve, Loan ID - R21034913863	13.750	05-01-34	64,434	65,884
Achieve, Loan ID - R2693294704	11.250	04-01-35	31,858	32,575
Achieve, Loan ID - R2693294712	12.375	04-01-35	53,283	54,482
Achieve, Loan ID - R2693294886	11.250	04-01-40	59,975	61,324
Achieve, Loan ID - R2693294993	13.500	04-01-40	98,585	100,803
Achieve, Loan ID - R2693295008	11.375	04-01-35	43,260	44,233
Achieve, Loan ID - R2693295099	11.750	04-01-55	145,240	148,508
Achieve, Loan ID - R2693295305	13.000	04-01-40	30,909	31,605
Achieve, Loan ID - R2693295529	10.000	04-01-35	52,663	53,848
Achieve, Loan ID - R2693295545	11.125	04-01-35	31,463	32,171
Achieve, Loan ID - R2693295552	11.625	04-01-35	38,935	39,811
Achieve, Loan ID - R2693295560	10.750	04-01-55	172,100	175,973
Achieve, Loan ID - R2693306110	11.875	04-01-35	64,889	66,349
Achieve, Loan ID - R2693306128	10.250	04-01-35	129,809	132,730
Achieve, Loan ID - R2693306326	11.750	04-01-40	57,279	58,568
Achieve, Loan ID - R2693306367	13.250	04-01-55	76,867	78,596
Achieve, Loan ID - R2693306466	11.875	04-01-35	15,730	16,084
Achieve, Loan ID - R2693355844	10.500	04-01-35	32,253	32,979
Achieve, Loan ID - R2693355919	11.875	04-01-45	140,313	143,470
Achieve, Loan ID - R2693356073	10.875	04-01-55	44,634	45,638
Achieve, Loan ID - R2693356149	11.625	04-01-40	50,484	51,620
Achieve, Loan ID - R2693356297	9.500	04-01-55	42,977	43,944
Achieve, Loan ID - R2693356321	10.875	04-01-55	65,265	66,733
Achieve, Loan ID - R2693356396	11.125	04-01-55	72,793	74,431
Achieve, Loan ID - R2693356602	12.125	04-01-55	85,986	87,921
Achieve, Loan ID - R2693356610	9.350	04-01-55	35,478	36,276
Achieve, Loan ID - R2693356669	9.375	04-01-35	15,342	15,687
Achieve, Loan ID - R2693356727	12.000	04-01-35	48,174	49,258
Achieve, Loan ID - R2693405797	11.000	04-01-35	49,362	50,472
Achieve, Loan ID - R2693406118	10.125	04-01-35	51,106	52,256
Achieve, Loan ID - R2693406126	9.500	04-01-55	188,584	192,827
Achieve, Loan ID - R2693406217	12.125	04-01-55	100,408	102,667
Achieve, Loan ID - R2693406324	11.875	04-01-35	27,330	27,945
Achieve, Loan ID - R2693406407	12.000	04-01-55	62,301	63,703
Achieve, Loan ID - R2693475600	13.000	04-01-35	30,013	30,688
Achieve, Loan ID - R2693475923	11.250	04-01-40	41,338	42,268
Achieve, Loan ID - R2693475980	12.250	05-01-40	112,348	114,876
Achieve, Loan ID - R2693475998	13.000	05-01-40	57,588	58,884
Achieve, Loan ID - R2693476095	12.500	04-01-35	181,995	186,090
Achieve, Loan ID - R2693476111	11.375	04-01-35	49,656	50,773
Achieve, Loan ID - R2693476145	7.740	04-01-40	35,719	36,522
11	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2693476152	11.125	04-01-55	74,498	$76,175
Achieve, Loan ID - R2693476228	11.250	04-01-40	148,346	151,684
Achieve, Loan ID - R2693476301	13.250	04-01-35	53,576	54,782
Achieve, Loan ID - R2693476327	11.000	04-01-35	30,706	31,396
Achieve, Loan ID - R2693476335	9.875	04-01-35	87,594	89,565
Achieve, Loan ID - R2693476467	11.750	04-01-35	53,092	54,287
Achieve, Loan ID - R2693476590	10.500	05-01-35	35,823	36,629
Achieve, Loan ID - R2693476673	12.500	04-01-40	48,298	49,385
Achieve, Loan ID - R2693476749	11.500	04-01-40	118,671	121,341
Achieve, Loan ID - R2693476806	12.000	04-01-35	49,452	50,565
Achieve, Loan ID - R2693476871	11.750	04-01-40	59,164	60,495
Achieve, Loan ID - R2693476897	14.250	04-01-40	72,538	74,170
Achieve, Loan ID - R2693476962	11.625	04-01-35	64,266	65,712
Achieve, Loan ID - R2693476988	14.000	05-01-40	48,460	49,551
Achieve, Loan ID - R2693477010	9.500	04-01-40	62,126	63,524
Achieve, Loan ID - R2693496028	11.500	05-01-35	53,738	54,947
Achieve, Loan ID - R2693496150	10.125	05-01-45	64,376	65,825
Achieve, Loan ID - R2693496168	12.000	05-01-35	73,035	74,678
Achieve, Loan ID - R2693496192	10.250	05-01-55	142,406	145,610
Achieve, Loan ID - R2693496234	11.625	05-01-40	42,576	43,534
Achieve, Loan ID - R2693496366	12.250	05-01-35	40,538	41,450
Achieve, Loan ID - R2693496374	11.875	05-01-55	152,930	156,371
Achieve, Loan ID - R2693496457	13.750	05-01-40	48,516	49,607
Achieve, Loan ID - R2693496507	14.250	05-01-40	50,036	51,162
Achieve, Loan ID - R2693496523	11.750	05-01-40	76,831	78,560
Achieve, Loan ID - R2693531733	10.500	05-01-35	33,303	34,053
Achieve, Loan ID - R2693531782	11.875	05-01-55	67,142	68,653
Achieve, Loan ID - R2693531816	10.750	05-01-40	49,370	50,481
Achieve, Loan ID - R2693531824	11.500	05-01-35	82,780	84,643
Achieve, Loan ID - R2693531873	10.500	05-01-35	36,070	36,882
Achieve, Loan ID - R2693531956	10.000	05-01-35	142,037	145,233
Achieve, Loan ID - R2693532046	9.500	05-01-55	74,968	76,655
Achieve, Loan ID - R2693532079	11.375	05-01-55	62,897	64,312
Achieve, Loan ID - R2693532152	13.000	05-01-35	46,399	47,443
Achieve, Loan ID - R2693532186	11.000	05-01-35	23,021	23,539
Achieve, Loan ID - R2693532244	12.750	05-01-35	92,906	94,996
Achieve, Loan ID - R2693532285	10.750	05-01-40	79,245	81,028
Achieve, Loan ID - R2693532343	10.250	05-01-35	123,640	126,422
Achieve, Loan ID - R2693532368	11.000	05-01-35	61,060	62,434
Achieve, Loan ID - R2693532376	9.750	05-01-40	112,975	115,517
Achieve, Loan ID - R2693532400	10.500	05-01-35	72,981	74,623
Achieve, Loan ID - R2693532459	12.250	05-01-40	76,911	78,642
Achieve, Loan ID - R2693532467	9.875	05-01-35	30,643	31,332
Achieve, Loan ID - R2693532475	10.250	05-01-40	113,148	115,694
Achieve, Loan ID - R2693532533	11.000	05-01-35	58,788	60,111
Achieve, Loan ID - R2693532566	11.250	05-01-40	99,033	101,261
Achieve, Loan ID - R2693532574	12.125	05-01-55	87,658	89,631
Achieve, Loan ID - R2693532624	12.250	05-01-40	51,621	52,782
Achieve, Loan ID - R2693532681	13.250	05-01-40	52,931	54,122
Achieve, Loan ID - R2693532723	11.500	05-01-35	94,338	96,460
Achieve, Loan ID - R2693532756	10.000	05-01-35	34,299	35,070
Achieve, Loan ID - R2693550147	13.000	05-01-40	60,359	61,717
Achieve, Loan ID - R2693550154	10.500	05-01-35	124,863	127,673
Achieve, Loan ID - R2693550188	11.500	05-01-40	50,337	51,470
Achieve, Loan ID - R2693550204	12.000	05-01-35	50,630	51,769
Achieve, Loan ID - R2693550212	11.625	05-01-55	65,813	67,294
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	12

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2693550220	10.000	05-01-40	126,290	$129,131
Achieve, Loan ID - R2693550378	10.875	05-01-45	122,752	125,514
Achieve, Loan ID - R2693550386	11.500	05-01-40	45,747	46,776
Achieve, Loan ID - R2693550501	10.250	05-01-35	45,167	46,183
Achieve, Loan ID - R2693550600	10.875	05-01-35	82,209	84,058
Achieve, Loan ID - R2693550618	11.000	05-01-35	33,099	33,844
Achieve, Loan ID - R2693569188	11.625	05-01-55	70,723	72,315
Achieve, Loan ID - R2693569246	12.250	05-01-35	31,749	32,463
Achieve, Loan ID - R2693569543	9.500	05-01-40	32,211	32,936
Achieve, Loan ID - R2693569675	10.375	05-01-55	297,636	304,333
Achieve, Loan ID - R2693569857	11.375	05-01-55	37,401	38,242
Achieve, Loan ID - R2693570012	11.625	05-01-55	55,051	56,290
Residential whole loans 3.8%				8,780,917
ACHM Trust
Series 2023-HE2, Class D PO (A)	4.030	10-25-38	567,739	288,947
Series 2023-HE2, Class XS IO (A)(F)(J)	—	10-25-38	5,050,479	162,625
Series 2024-HE1, Class D PO (A)	5.847	05-25-39	609,464	61,119
Series 2024-HE1, Class XS IO (A)(F)(J)	—	05-25-39	8,706,622	850,637
Series 2024-HE2, Class D PO (A)	5.474	10-25-39	595,549	69,384
Series 2024-HE2, Class XS IO (A)(J)	—	10-25-39	8,508,008	1,209,324
Series 2025-HE1, Class D PO (A)(F)	2.132	03-25-55	1,437,728	502,917
Series 2025-HE1, Class XS IO (A)(F)(J)	—	03-25-55	20,538,972	2,016,927
FIGRE Trust
Series 2024-HE5, Class CE PO (A)(J)	—	10-25-54	421,291	1,609,623
JP Morgan Mortgage Trust
Series 2025-CES1, Class M1 (A)(B)(D)	6.267	05-25-55	2,000,000	2,009,414

	Shares	Value
Special purpose vehicles 15.2%		$35,598,500
(Cost $34,230,699)
Industrials 11.5%		26,854,975
JH Arbor Leasing LLC (F)(K)(L)	9,530,956	8,784,110
JH Finance LeaseCo LLC (F)(K)(L)	6,048,343	6,061,242
JH Liftco LLC (F)(K)(L)	14,477,000	12,009,623
Real estate 0.0%		146,391
JH REO Trust (F)(K)(L)	139,901	146,391
Transportation assets 3.7%		8,597,134
MSN 803 Trust (F)(K)(L)	7,882,217	8,597,134

	Rate (%)	Maturity date		Par value^	Value
Term loans (M) 12.5%					$29,178,689
(Cost $29,176,903)
Commercial real estate lending 12.5%					29,178,689
Clairemont Drive LLC, Term Loan (1 month CME Term SOFR + 7.000%) (F)	11.623	03-11-26		4,412,918	4,349,372
Genprov Holdco LLC, Term Loan (1 month CME Term SOFR + 4.900%) (F)	9.775	08-11-26		4,914,630	4,918,562
MCR Newark Airport LLC, Term Loan (1 month CME Term SOFR + 6.250%) (F)	11.000	04-11-27		4,617,939	4,606,394
Stevens Creek Boulevard, Term Loan (1 month CME Term SOFR + 5.800%) (F)	10.623	07-11-26		4,732,080	4,706,054
Verena at Gilbert, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (F)	9.623	01-11-27		4,736,017	4,704,760

Verena at Hillard, Term Loan (1 month CME Term SOFR + 5.350%) (F)	9.973	04-11-27		5,904,766	5,893,547
Profit participating notes 10.2%					$23,775,390
(Cost $20,634,860)
Corporate asset-based credit 0.6%					1,400,583
Tilapia Finance Profit Participating Notes (3 month EURIBOR + 6.900%) (C)(F)	8.908	12-12-33	EUR	1,223,010	1,400,583
13	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Transportation assets 9.6%				$22,374,807
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (F)(K)(N)	—	04-26-44	20,897,863	22,374,807

Consumer-related assets 9.6%				$22,311,976
(Cost $21,759,698)
Consumer loans 9.6%				22,311,976
ACHV ABS Trust
Series 2023-3PL, Class R (A)(F)(J)	—	08-19-30	2,637	253,699
Series 2025-1PL, Class E (A)	6.500	04-26-32	1,000,000	978,815
Avant Loans Funding Trust
Series 2022-REV1, Class E (A)	12.980	09-15-31	3,000,000	3,033,174
Series 2025-REV1, Class D (A)	8.390	05-15-34	3,000,000	2,999,427
Series 2024-REV1, Class C (A)(B)	7.060	10-15-33	1,750,000	1,787,836
Best Egg Asset Structured Pass Through Master Trust
Series 2025-A, Class CERT (A)(F)(J)	—	01-15-35	3,003	461,215
Series 2025-C, Class CERT (A)(F)(J)	—	03-15-35	3,003	391,958
Series 2025-B, Class CERT (A)(F)(J)	—	02-15-35	3,003	598,461
Series 2025-D, Class CERT (A)(F)(J)	—	04-15-35	3,003	659,607
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(F)(J)	—	04-25-43	5,000	1,765,311
Freedom Financial ABS Trust
Series 2022-3FP, Class CERT (A)(J)	—	08-20-29	23,900	2,261,655
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class E (A)	7.790	06-25-60	1,000,000	1,006,793
Mosaic Solar Loan Trust
Series 2018-2GS, Class R IO (A)(J)	—	02-22-44	19,131,000	3,056,981
Santander Drive Auto Receivables Trust
Series 2023-S1, Class CERT (A)(F)(J)	—	04-18-28	11,500	3,057,044

Consumer loans 2.5%				$5,956,414
(Cost $6,118,829)
JH Consumer Loan Trust (E)(F) 2.5%				5,956,414
Achieve, Loan ID - C18648251	20.990	12-14-26	13,948	13,763
Achieve, Loan ID - C22902472	16.740	12-10-26	19,390	19,133
Achieve, Loan ID - C23253984	14.990	01-15-26	7,067	6,973
Achieve, Loan ID - C23300084	16.490	01-25-27	10,634	10,493
Achieve, Loan ID - C23301086	21.740	02-13-28	16,558	16,338
Achieve, Loan ID - C23500788	8.490	01-15-28	7,643	7,542
Achieve, Loan ID - C23511393	25.490	01-20-26	1,282	1,265
Achieve, Loan ID - C23885575	13.740	01-24-27	11,263	11,113
Achieve, Loan ID - C23902626	23.990	01-23-28	16,742	16,520
Achieve, Loan ID - C23957226	22.240	12-11-25	8,790	8,673
Achieve, Loan ID - C23964782	26.990	12-10-27	29,871	29,474
Achieve, Loan ID - C23966505	26.990	02-25-28	15,100	14,899
Achieve, Loan ID - C23985013	26.990	02-28-28	8,097	7,990
Achieve, Loan ID - C23988868	21.740	12-10-27	14,676	14,481
Achieve, Loan ID - C23992646	26.990	01-15-28	8,096	7,989
Achieve, Loan ID - C23992707	21.990	12-04-27	31,420	31,003
Achieve, Loan ID - C23993537	22.990	12-16-26	18,729	18,480
Achieve, Loan ID - C24002565	26.990	12-10-27	7,020	6,927
Achieve, Loan ID - C24003540	23.990	01-25-26	3,515	3,468
Achieve, Loan ID - C24095448	26.990	02-25-28	14,411	14,220
Achieve, Loan ID - C24100561	26.740	12-14-27	8,631	8,516
Achieve, Loan ID - C24117426	25.490	01-26-26	3,998	3,945
Achieve, Loan ID - C24118254 (H)	16.240	01-25-28	33,066	32,627
Achieve, Loan ID - C24119783	26.740	01-20-28	11,869	11,712
Achieve, Loan ID - C24160824	21.490	01-26-28	9,744	9,615
Achieve, Loan ID - C24166360	26.990	02-27-28	6,092	6,011
Achieve, Loan ID - C24173305	21.490	01-15-27	5,381	5,310
Achieve, Loan ID - C24178392	14.240	01-26-28	16,833	16,610
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	14

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24219111	13.740	12-14-26	22,513	$22,214
Achieve, Loan ID - C24223658	8.740	12-14-25	7,467	7,368
Achieve, Loan ID - C24228404	19.740	01-27-27	15,514	15,308
Achieve, Loan ID - C24234040	15.490	01-27-28	12,795	12,625
Achieve, Loan ID - C24250851	9.240	01-20-26	4,836	4,772
Achieve, Loan ID - C24281913	26.990	02-29-28	26,679	26,325
Achieve, Loan ID - C24284884	26.240	01-20-28	10,038	9,905
Achieve, Loan ID - C24305742 (H)	25.240	12-16-26	15,616	15,409
Achieve, Loan ID - C24322154	25.490	12-16-25	1,744	1,721
Achieve, Loan ID - C24328234	24.240	01-29-28	26,745	26,390
Achieve, Loan ID - C24332351	26.490	01-29-27	35,552	35,080
Achieve, Loan ID - C24337568	17.990	01-30-26	1,097	1,082
Achieve, Loan ID - C24361791	25.740	02-29-28	27,765	27,396
Achieve, Loan ID - C24702290	25.490	12-24-27	5,931	5,853
Achieve, Loan ID - C24708215	17.740	02-03-27	10,443	10,305
Achieve, Loan ID - C24737748	16.240	12-28-26	6,663	6,574
Achieve, Loan ID - C24770901	18.990	12-25-26	11,932	11,774
Achieve, Loan ID - C24783767	26.990	03-09-28	4,219	4,163
Achieve, Loan ID - C24785164	20.740	12-25-27	11,290	11,141
Achieve, Loan ID - C24786979 (H)	26.990	03-09-28	24,307	23,984
Achieve, Loan ID - C24808124	23.490	02-13-28	16,388	16,171
Achieve, Loan ID - C24808507	18.990	02-02-26	7,623	7,522
Achieve, Loan ID - C24838632	26.990	03-11-28	13,586	13,405
Achieve, Loan ID - C24842245	9.240	12-26-27	7,256	7,160
Achieve, Loan ID - C24891649	23.490	02-01-27	27,788	27,419
Achieve, Loan ID - C24929161	25.740	03-12-28	14,012	13,827
Achieve, Loan ID - C24931645	21.240	12-30-27	4,033	3,979
Achieve, Loan ID - C24941009	20.240	02-13-27	6,716	6,627
Achieve, Loan ID - C24941466	26.490	12-30-26	2,826	2,788
Achieve, Loan ID - C31322342	26.990	06-14-28	8,641	8,526
Achieve, Loan ID - C31323216 (I)	5.990	04-30-25	833	822
Achieve, Loan ID - C31339468 (H)	15.740	05-01-27	9,460	9,334
Achieve, Loan ID - C31355554	24.740	06-16-28	8,315	8,205
Achieve, Loan ID - C31358659	20.740	06-12-28	7,482	7,382
Achieve, Loan ID - C31359319	21.740	06-12-28	7,537	7,437
Achieve, Loan ID - C31361837	16.240	06-21-27	13,087	12,913
Achieve, Loan ID - C31363408	26.990	06-15-28	25,035	24,703
Achieve, Loan ID - C31368567	16.990	06-20-28	34,641	34,181
Achieve, Loan ID - C31369376	19.240	06-13-28	3,726	3,677
Achieve, Loan ID - C31370479	16.490	06-22-26	16,541	16,321
Achieve, Loan ID - C31375823	24.240	06-18-27	10,931	10,786
Achieve, Loan ID - C31376581	18.990	06-23-28	8,635	8,521
Achieve, Loan ID - C31384566	26.990	07-26-28	18,742	18,494
Achieve, Loan ID - C31386911	21.990	06-16-28	26,564	26,212
Achieve, Loan ID - C31388466	20.490	06-13-28	10,599	10,459
Achieve, Loan ID - C31388907	20.740	06-16-27	22,091	21,798
Achieve, Loan ID - C31389230	26.990	06-16-28	2,660	2,625
Achieve, Loan ID - C31389516	20.740	06-13-28	21,823	21,534
Achieve, Loan ID - C31389544	18.240	06-15-26	22,167	21,872
Achieve, Loan ID - C31390921	22.490	06-13-27	2,969	2,929
Achieve, Loan ID - C31391521	26.990	06-14-28	6,763	6,673
Achieve, Loan ID - C31392604	26.990	06-13-28	7,396	7,298
Achieve, Loan ID - C31393020	26.990	07-27-28	5,270	5,201
Achieve, Loan ID - C31394748	23.990	06-29-27	7,214	7,118
Achieve, Loan ID - C31395045	22.990	05-01-28	9,319	9,195
Achieve, Loan ID - C31395596 (I)	18.740	06-29-25	1,516	1,496
15	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31395796	24.240	07-30-28	12,324	$12,160
Achieve, Loan ID - C31396148	21.740	06-30-28	17,283	17,054
Achieve, Loan ID - C31396302	26.990	07-26-28	8,772	8,655
Achieve, Loan ID - C31396322	25.240	07-27-28	8,820	8,703
Achieve, Loan ID - C31396534	26.990	07-29-28	11,307	11,157
Achieve, Loan ID - C31397404	20.740	06-24-26	9,503	9,377
Achieve, Loan ID - C31399171	22.990	06-29-28	23,358	23,048
Achieve, Loan ID - C31402076	24.240	06-27-26	10,554	10,414
Achieve, Loan ID - C31403150 (H)	5.990	06-13-25	3,253	3,210
Achieve, Loan ID - C31404074	14.740	06-25-27	8,941	8,822
Achieve, Loan ID - C31405619	23.740	06-16-28	7,266	7,170
Achieve, Loan ID - C31407785	19.990	06-25-26	6,833	6,743
Achieve, Loan ID - C31413266	19.740	06-14-26	2,934	2,895
Achieve, Loan ID - C31416188	26.990	06-20-28	15,450	15,245
Achieve, Loan ID - C31421074	22.740	06-23-27	13,033	12,860
Achieve, Loan ID - C31424651	26.990	06-14-28	7,409	7,311
Achieve, Loan ID - C31433338	16.490	06-16-26	16,664	16,443
Achieve, Loan ID - C31439606	18.990	06-16-27	13,067	12,894
Achieve, Loan ID - C31440568	19.990	06-15-28	13,141	12,967
Achieve, Loan ID - C31446756	18.990	06-29-27	8,844	8,727
Achieve, Loan ID - C31454028	22.990	06-29-28	25,691	25,350
Achieve, Loan ID - C32811890	18.740	11-21-27	29,551	29,304
Achieve, Loan ID - C34505079	18.990	11-20-28	15,746	15,614
Achieve, Loan ID - C34505570	17.240	11-17-26	6,206	6,154
Achieve, Loan ID - C34651006	25.240	10-06-27	7,131	7,072
Achieve, Loan ID - C34722397	13.990	11-20-27	8,874	8,800
Achieve, Loan ID - C34739349	25.990	12-19-28	5,456	5,410
Achieve, Loan ID - C34763286	14.490	11-20-26	10,878	10,787
Achieve, Loan ID - C34778675	19.990	10-06-27	13,803	13,688
Achieve, Loan ID - C34779142	19.740	11-08-25	2,351	2,331
Achieve, Loan ID - C34779309	21.240	11-21-27	10,669	10,580
Achieve, Loan ID - C34779394	5.990	11-10-25	1,776	1,761
Achieve, Loan ID - C34780323	5.990	10-01-25	1,751	1,736
Achieve, Loan ID - C34822398	21.240	11-17-27	10,448	10,360
Achieve, Loan ID - C34859657	25.990	11-18-28	19,011	18,852
Achieve, Loan ID - C34868243	24.490	12-20-28	18,685	18,529
Achieve, Loan ID - C34873664	25.990	12-20-28	16,237	16,101
Achieve, Loan ID - C34895842	14.240	10-06-26	7,010	6,951
Achieve, Loan ID - C34903520	25.990	11-07-28	13,311	13,200
Achieve, Loan ID - C34903753	13.990	11-10-28	29,777	29,529
Achieve, Loan ID - C34905741	25.990	12-19-28	13,324	13,213
Achieve, Loan ID - C34910473	24.240	11-20-26	16,412	16,275
Achieve, Loan ID - C34917068	20.240	11-15-27	28,518	28,280
Achieve, Loan ID - C34918363	5.990	11-15-25	937	929
Achieve, Loan ID - C34921910	5.990	11-07-25	2,190	2,171
Achieve, Loan ID - C34924262	24.490	11-10-27	11,290	11,196
Achieve, Loan ID - C34925650	21.240	11-21-28	15,762	15,630
Arivo, Loan ID - C1378970	18.980	05-22-29	34,122	33,041
Arivo, Loan ID - C1380541	21.950	05-22-29	37,380	36,195
Arivo, Loan ID - C1381078	21.260	05-27-29	22,551	21,837
Arivo, Loan ID - C1381533	18.000	05-13-29	19,273	18,662
Arivo, Loan ID - C1381923	20.150	05-23-29	19,121	18,515
Arivo, Loan ID - C1382501	20.570	04-30-29	16,559	16,034
Arivo, Loan ID - C1383648	22.830	11-12-27	20,359	19,713
Arivo, Loan ID - C1384317	20.550	05-18-29	23,774	23,020
Arivo, Loan ID - C1384529	22.200	05-30-29	24,488	23,712
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	16

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1385054	16.820	05-18-29	24,652	$23,870
Arivo, Loan ID - C1385469	22.990	11-19-28	12,850	12,443
Arivo, Loan ID - C1385521	20.000	11-19-27	31,485	30,487
Arivo, Loan ID - C1385526	20.570	05-30-29	22,157	21,455
Arivo, Loan ID - C1385540	13.340	05-19-29	31,911	30,900
Arivo, Loan ID - C1385548	14.700	05-04-29	33,365	32,308
Arivo, Loan ID - C1385661	20.000	05-21-29	35,368	34,247
Arivo, Loan ID - C1385838	17.850	05-29-29	24,119	23,354
Arivo, Loan ID - C1386089	20.200	05-22-29	17,436	16,883
Arivo, Loan ID - C1386584	20.000	05-21-29	17,815	17,251
Arivo, Loan ID - C1386680	17.000	05-21-29	947	917
Arivo, Loan ID - C1386731	13.450	05-23-29	25,032	24,239
Arivo, Loan ID - C1387131	18.000	05-21-29	115	112
Arivo, Loan ID - C1387295	18.890	05-22-29	25,338	24,535
Arivo, Loan ID - C1387393	16.860	05-25-29	29,933	28,984
Arivo, Loan ID - C1387501	18.900	05-22-29	11,320	10,962
Arivo, Loan ID - C1387732	20.660	05-23-29	22,327	21,620
Arivo, Loan ID - C1387765	22.560	05-23-29	19,464	18,847
Arivo, Loan ID - C1387802	18.000	05-22-29	17,429	16,877
Arivo, Loan ID - C1387840	20.110	05-22-29	22,012	21,314
Arivo, Loan ID - C1387867	20.000	05-25-29	24,506	23,729
Arivo, Loan ID - C1388209	16.370	05-23-29	4,635	4,488
Arivo, Loan ID - C1388265	20.410	05-23-29	18,689	18,097
Arivo, Loan ID - C1388326	18.000	05-23-29	36,016	34,875
Arivo, Loan ID - C1388383	18.000	05-23-29	18,419	17,836
Arivo, Loan ID - C1388406	16.500	05-23-29	8,541	8,270
Arivo, Loan ID - C1388509	21.260	05-25-29	26,129	25,301
Arivo, Loan ID - C1388512	18.000	05-23-29	21,958	21,262
Arivo, Loan ID - C1388696	19.230	05-12-29	23,720	22,969
Arivo, Loan ID - C1388855	22.900	05-15-29	21,963	21,267
Arivo, Loan ID - C1388993	18.210	05-23-29	27,974	27,087
Arivo, Loan ID - C1389039	18.710	05-09-29	31,716	30,711
Arivo, Loan ID - C1389201	14.610	05-14-29	32,132	31,113
Arivo, Loan ID - C1389271	21.880	06-01-29	20,499	19,849
Arivo, Loan ID - C1389338	20.350	05-25-29	29,031	28,111
Arivo, Loan ID - C1389412	18.350	05-26-29	46,458	44,986
Arivo, Loan ID - C1389425	16.390	06-01-29	24,521	23,744
Arivo, Loan ID - C1389461	19.760	05-29-29	3,456	3,347
Arivo, Loan ID - C1389469	20.000	05-25-29	22,711	21,991
Arivo, Loan ID - C1389502	19.740	05-28-29	25,375	24,571
Arivo, Loan ID - C1389530	20.130	05-26-29	20,039	19,404
Arivo, Loan ID - C1389587	13.740	05-25-29	32,619	31,585
Arivo, Loan ID - C1389712	22.080	05-25-29	10,259	9,934
Arivo, Loan ID - C1389869	17.250	11-25-27	10,196	9,873
Arivo, Loan ID - C1389972	15.580	05-26-29	8,515	8,245
Arivo, Loan ID - C1390027	17.150	05-23-29	23,865	23,109
Arivo, Loan ID - C1390140	21.880	05-26-29	14,838	14,368
Arivo, Loan ID - C1390165	20.080	05-26-29	21,327	20,651
Arivo, Loan ID - C1390258	20.500	05-11-29	17,116	16,574
Arivo, Loan ID - C1390345	20.000	11-26-27	20,871	20,210
Arivo, Loan ID - C1390443	17.030	05-26-29	36,417	35,263
Arivo, Loan ID - C1390475	20.890	05-26-29	20,277	19,635
Arivo, Loan ID - C1390501	15.920	05-26-29	34,686	33,587
Arivo, Loan ID - C1390516	18.000	05-26-29	39,927	38,662
Arivo, Loan ID - C1390616	20.000	05-26-29	32,063	31,047
Arivo, Loan ID - C1390630	15.360	05-26-29	19,402	18,787
17	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1390640	20.000	05-25-29	24,952	$24,161
Arivo, Loan ID - C1390700	20.000	05-27-29	22,582	21,867
Arivo, Loan ID - C1390709	18.000	05-27-29	24,605	23,826
Arivo, Loan ID - C1390735	18.060	05-13-29	30,747	29,773
Arivo, Loan ID - C1390766	17.830	05-27-29	18,677	18,086
Arivo, Loan ID - C1390785	21.580	05-29-29	16,432	15,911
Arivo, Loan ID - C1390807	22.540	05-27-29	20,001	19,367
Arivo, Loan ID - C1390907	17.010	05-27-29	21,818	21,126
Arivo, Loan ID - C1391006	18.430	05-27-29	21,420	20,741
Arivo, Loan ID - C1391008	21.850	05-27-29	21,993	21,296
Arivo, Loan ID - C1391067	17.910	05-27-29	24,311	23,541
Arivo, Loan ID - C1391235	17.930	05-30-29	20,291	19,648
Arivo, Loan ID - C1391262	16.960	05-27-29	16,204	15,690
Arivo, Loan ID - C1391263	18.000	05-27-29	29,657	28,717
Arivo, Loan ID - C1391280	20.260	05-27-29	21,521	20,839
Arivo, Loan ID - C1391342	14.930	05-28-29	16,899	16,363
Arivo, Loan ID - C1391427	19.880	05-28-29	6,957	6,736
Arivo, Loan ID - C1391483	16.470	05-28-29	39,102	37,863
Arivo, Loan ID - C1391610	20.570	05-13-29	22,041	21,343
Arivo, Loan ID - C1391647	20.570	05-29-29	14,181	13,732
Arivo, Loan ID - C1391652	19.570	05-25-29	15,728	15,230
Arivo, Loan ID - C1391694	20.000	05-28-29	38,736	37,508
Arivo, Loan ID - C1391736	16.550	05-29-29	17,746	17,184
Arivo, Loan ID - C1391813	18.000	06-02-29	27,724	26,845
Arivo, Loan ID - C1391838	22.660	05-28-29	26,587	25,745
Arivo, Loan ID - C1392009	16.290	11-13-27	7,266	7,036
Arivo, Loan ID - C1392016	20.470	05-30-29	25,668	24,855
Arivo, Loan ID - C1392078	18.000	05-28-29	3,846	3,724
Arivo, Loan ID - C1392104	18.000	05-28-29	22,845	22,121
Arivo, Loan ID - C1392195	17.980	05-29-29	200	193
Arivo, Loan ID - C1392202	16.430	05-29-29	40,150	38,878
Arivo, Loan ID - C1392258	18.000	05-29-29	17,615	17,056
Arivo, Loan ID - C1392320	17.980	05-14-29	32,598	31,565
Arivo, Loan ID - C1392322	20.610	11-14-27	13,901	13,460
Arivo, Loan ID - C1392327	18.000	05-14-29	25,873	25,053
Arivo, Loan ID - C1392364	22.070	05-29-29	23,507	22,762
Arivo, Loan ID - C1392401	21.440	05-29-29	20,728	20,071
Arivo, Loan ID - C1392420	14.430	11-29-27	19,783	19,156
Arivo, Loan ID - C1392421	20.000	05-28-29	24,455	23,680
Arivo, Loan ID - C1392514	20.000	05-29-29	20,665	20,010
Arivo, Loan ID - C1392527	14.780	05-29-29	40,422	39,141
Arivo, Loan ID - C1392568	14.740	05-29-29	19,375	18,761
Arivo, Loan ID - C1392580	14.420	05-30-29	24,796	24,010
Arivo, Loan ID - C1392651	20.270	06-02-29	23,342	22,602
Arivo, Loan ID - C1392768	18.000	05-15-29	19,051	18,448
Arivo, Loan ID - C1392780	24.050	05-29-29	19,870	19,240
Arivo, Loan ID - C1392838	18.000	05-14-29	23,165	22,431
Arivo, Loan ID - C1392840	18.140	05-29-29	22,731	22,011
Arivo, Loan ID - C1392844	17.970	05-29-29	21,288	20,613
Arivo, Loan ID - C1392924	22.500	06-04-29	26,373	25,538
Arivo, Loan ID - C1392970	20.000	05-15-29	14,826	14,356
Arivo, Loan ID - C1392982	20.060	05-25-29	29,926	28,978
Arivo, Loan ID - C1393035	12.830	05-30-29	41,588	40,270
Arivo, Loan ID - C1393075	15.310	05-15-29	23,365	22,624
Arivo, Loan ID - C1393081	14.660	05-30-29	17,835	17,270
Arivo, Loan ID - C1393111	17.560	05-29-29	27,538	26,665
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	18

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1393122	18.260	05-30-29	17,903	$17,336
Arivo, Loan ID - C1393159	21.090	11-25-27	16,487	15,965
Arivo, Loan ID - C1393204	20.560	05-30-29	18,880	18,281
Arivo, Loan ID - C1393263	19.710	05-30-29	21,315	20,639
Arivo, Loan ID - C1393343	19.960	05-26-29	7,889	7,639
Arivo, Loan ID - C1393348	20.300	05-30-29	11,563	11,197
Arivo, Loan ID - C1393370	18.000	05-15-29	9,041	8,755
Arivo, Loan ID - C1393472	20.000	05-30-29	37,185	36,007
Arivo, Loan ID - C1393511	18.000	05-30-29	21,518	20,836
Arivo, Loan ID - C1393576	21.540	05-30-29	26,010	25,185
Arivo, Loan ID - C1393593	14.460	06-01-29	23,778	23,024
Arivo, Loan ID - C1393720	14.520	05-30-29	20,738	20,080
Arivo, Loan ID - C1393734	16.870	05-25-29	36,189	35,042
Arivo, Loan ID - C1393907	13.250	05-30-29	25,549	24,739
Arivo, Loan ID - C1393979	21.130	05-16-29	45,208	43,775
Arivo, Loan ID - C1394001	21.320	05-30-29	39,775	38,514
Arivo, Loan ID - C1394007	21.300	05-30-29	16,011	15,503
Arivo, Loan ID - C1394076	18.670	06-01-29	23,811	23,057
Arivo, Loan ID - C1394218	17.260	05-17-29	18,065	17,493
Arivo, Loan ID - C1394326	13.540	06-01-29	38,520	37,300
Arivo, Loan ID - C1394447	15.570	06-01-29	24,403	23,629
Arivo, Loan ID - C1394484	20.000	06-01-29	14,802	14,332
Arivo, Loan ID - C1394590	14.710	05-17-29	17,109	16,567
Arivo, Loan ID - C1394614	16.820	06-01-29	27,694	26,817
Arivo, Loan ID - C1394691	15.960	06-01-29	28,088	27,198
Arivo, Loan ID - C1394693	18.040	06-01-29	26,012	25,188
Arivo, Loan ID - C1394761	18.000	06-01-29	23,250	22,514
Arivo, Loan ID - C1394905	21.820	06-04-29	38,353	37,138
Arivo, Loan ID - C1394975	16.750	05-26-29	19,572	18,951
Arivo, Loan ID - C1395036	18.600	05-18-29	27,669	26,792
Arivo, Loan ID - C1395055	18.950	06-02-29	33,102	32,053
Arivo, Loan ID - C1395098	14.860	06-02-29	39,334	38,087
Arivo, Loan ID - C1395177	14.990	06-02-29	27,405	26,536
Arivo, Loan ID - C1395182	17.670	06-02-29	13,517	13,088
Arivo, Loan ID - C1395239	17.130	05-30-29	26,817	25,967
Arivo, Loan ID - C1395328	20.000	05-18-29	26,617	25,774
Arivo, Loan ID - C1395338	19.730	06-03-29	27,022	26,165
Arivo, Loan ID - C1395472	17.210	06-02-29	30,650	29,678
Arivo, Loan ID - C1395484	19.030	05-18-29	20,394	19,748
Arivo, Loan ID - C1395714	18.000	06-02-29	20,434	19,786
Arivo, Loan ID - C1395914	16.090	06-03-29	12,290	11,900
Arivo, Loan ID - C1395983	16.840	06-03-29	21,082	20,414
Arivo, Loan ID - C1396446	20.570	06-04-29	22,272	21,567
Arivo, Loan ID - C1397113	19.680	06-04-29	29,000	28,081
Arivo, Loan ID - C1397185	20.570	06-04-29	16,617	16,090
Arivo, Loan ID - C1397666	21.960	06-05-29	22,017	21,319
Arivo, Loan ID - C1480324	18.000	09-02-29	30,487	29,521
Arivo, Loan ID - C1483188	14.640	09-07-29	37,338	36,155
Arivo, Loan ID - C1483586	24.370	09-07-29	28,521	27,617
Arivo, Loan ID - C1485900	19.770	09-10-29	21,319	20,644
Arivo, Loan ID - C1486798	21.980	09-12-29	18,083	17,510
Arivo, Loan ID - C1486827	20.110	03-12-28	11,501	11,136
Arivo, Loan ID - C1487273	20.000	09-12-29	29,546	28,609
Arivo, Loan ID - C1488090	20.000	09-15-29	19,906	19,276
Arivo, Loan ID - C1488149	17.370	09-17-29	40,054	38,785
Arivo, Loan ID - C1488570	12.980	09-14-29	5,456	5,283
19	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1488990	18.000	09-15-29	30,469	$29,503
Arivo, Loan ID - C1489048	17.770	08-30-29	26,142	25,314
Arivo, Loan ID - C1489582	16.430	09-16-29	17,644	17,085
Arivo, Loan ID - C1490051 (H)	20.000	09-17-29	29,012	28,093
Arivo, Loan ID - C1490515	19.680	09-04-29	25,542	24,733
Arivo, Loan ID - C1491219	17.650	09-04-29	35,369	34,248
Arivo, Loan ID - C1491340	15.510	09-04-29	24,458	23,683
Arivo, Loan ID - C1491409	17.650	09-20-29	25,679	24,865
Arivo, Loan ID - C1491789 (H)	22.620	03-20-28	18,757	18,163
Arivo, Loan ID - C1492310	20.890	09-21-29	28,403	27,503
Arivo, Loan ID - C1492454	19.010	09-07-29	22,634	21,916
Arivo, Loan ID - C1492664	18.000	09-06-29	19,009	18,407
Arivo, Loan ID - C1492950	22.610	09-22-29	23,649	22,900
Arivo, Loan ID - C1493370	19.430	09-22-29	28,023	27,135
Arivo, Loan ID - C1493394	24.340	09-22-29	23,151	22,417

Arivo, Loan ID - C1493661	21.050	09-23-29	33,906	32,832
Corporate asset-based credit 2.2%				$5,149,000
(Cost $5,000,000)
Materials 2.2%				5,149,000
CG Finance A LP
Series 2023-1, Class A (F)	11.500	06-28-28	5,000,000	5,149,000

Credit-linked notes 9.5%				$22,191,337
(Cost $22,218,080)
Consumer loans 2.4%				5,690,685
Huntington Bank Auto Credit-Linked Note
Series 2024-1, Class E (30 day Average SOFR + 8.250%) (A)(C)	12.598	05-20-32	701,030	707,099
Series 2024-2, Class E (30 day Average SOFR + 7.500%) (A)(C)	11.848	10-20-32	1,295,747	1,298,204
Santander Bank Auto Credit-Linked Note
Series 2023-A, Class G (A)	24.695	06-15-33	2,698,510	3,182,147
U.S. Bank NA Auto Credit-Linked Note
Series 2023-1, Class D (A)	13.597	08-25-32	496,159	503,235
Corporate asset-backed securities 7.1%				16,500,652
Deutsche Bank AG Credit-Linked Note
Series 2024-1A, Class CLN (3 month CME Term SOFR + 9.250%) (A)(C)(F)	13.530	11-21-33	5,000,000	5,089,500
Series 2025-2A, Class CLN (3 month CME Term SOFR + 7.250%) (A)(C)(F)	11.593	01-21-35	5,750,000	5,750,000
MAM SRT Holder II, Ltd.
(1 month CME Term SOFR + 6.500%) (A)(C)(F)	10.851	08-06-32	3,989,880	3,987,487
U.S. Bank NA Auto Credit-Linked Note
2025-SUP1, Class R (30 day Average SOFR + 7.500%) (A)(C)(F)	11.852	02-25-32	1,673,665	1,673,665

	Contracts/Notional amount	Value
Purchased options 0.0%		$293
(Cost $7,773)
Calls 0.0%		293
Exchange-traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 8-22-25; Strike Price: $111.50; Notional Amount: 25,000) (H)	25	293

	Yield (%)	Shares	Value
Short-term investments 5.5%			$12,712,929
(Cost $12,712,929)
Short-term funds 5.5%			12,712,929
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2386(O)	12,431,062	12,431,062
U.S. Bank Money Market Deposit Account	3.4350(O)	91,576	91,576
Wilmington U.S. Government Money Market Fund, Institutional Class	4.0900(O)	190,291	190,291

SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	20

Total investments (Cost $285,010,845) 124.3%	$289,935,250
Other assets and liabilities, net (24.3%)	(56,658,458)
Total net assets 100.0%	$233,276,792

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $143,976,675 or 61.7% of the fund’s net assets as of 7-31-25.
(B)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Loans are privately issued. Loan originator and/or seller is reflected.
(F)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing - borrower is in default.
(H)	Non-income producing security.
(I)	The underlying loans have matured but are still in the repayment process.
(J)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(K)	The fund holds an affiliate interest in this investment.
(L)	The fund holds 100% of the economic interests in the investment.
(M)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(N)	There is no stated interest rate. The fund holds 100% of the economic interests in the investment.
(O)	The rate shown is the annualized seven-day yield as of 7-31-25.
21	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	11	Short	Sep 2025	$(2,279,883)	$(2,276,828)	$3,055
3-Year U.S. Treasury Note Futures	45	Short	Sep 2025	(9,500,910)	(9,501,328)	(418)
						$2,637
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,172,553	USD	1,243,369	SSB	11/28/2025	$105,347	—
EUR	927,149	USD	1,087,394	SSB	1/21/2026	—	$(17,161)
USD	157,495	EUR	146,734	SSB	10/15/2025	—	(10,815)
USD	1,261,801	EUR	1,172,553	SSB	11/28/2025	—	(86,914)
USD	1,138,059	EUR	1,070,006	SSB	1/21/2026	—	(97,077)
USD	165,050	EUR	139,971	SSB	4/22/2026	2,620	—
USD	1,124,276	EUR	948,750	SSB	7/22/2026	17,652	—
						$125,619	$(211,967)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	22

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations, are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Asset-backed securities	$90,692,445	—	$90,692,445	—
Residential loans	42,368,277	—	5,247,811	$37,120,466
Special purpose vehicles	35,598,500	—	—	35,598,500
Term loans	29,178,689	—	—	29,178,689
Profit participating notes	23,775,390	—	—	23,775,390
Consumer-related assets	22,311,976	—	15,124,681	7,187,295
Consumer loans	5,956,414	—	—	5,956,414
Corporate asset-based credit	5,149,000	—	—	5,149,000
Credit-linked notes	22,191,337	—	5,690,685	16,500,652
Purchased options	293	$293	—	—
Short-term investments	12,712,929	12,621,353	91,576	—
Total investments in securities	$289,935,250	$12,621,646	$116,847,198	$160,466,406
Liabilities
Reverse repurchase agreements	$(57,343,542)	—	$(57,343,542)	—
Derivatives:
Assets
Futures	3,055	$3,055	—	—
Forward foreign currency contracts	125,619	—	125,619	—
Liabilities
Futures	(418)	(418)	—	—
Forward foreign currency contracts	(211,967)	—	(211,967)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
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	Residential loans	Special purpose vehicles	Term loans	Profit participating notes	Consumer- related assets	Consumer loans	Corporate asset- based credit	Credit- linked notes	Total
Balance as of 10-31-24	$34,917,923	$21,863,018	$27,543,381	$24,415,734	$5,761,603	$8,694,707	$5,133,000	$11,869,479	$140,198,845
Purchases	48,539,056	16,163,156	1,613,282	—	2,101,680	—	—	7,750,000	76,167,174
Sales	(47,497,162)	(2,783,916)	(19,791)	(2,878,500)	(1,595,911)	(2,064,402)	—	(3,203,955)	(60,043,637)
Realized gain (loss)	3,469,189	5,727	—	20,265	—	(779,366)	—	—	2,715,815
Transfers out of Level 3	(1,520,150)	—	—	—	—	—	—	—	(1,520,150)
Net amortization of (premium) discount	(233,884)	—	89,366	—	99,884	(46,257)	—	(277)	(91,168)
Change in unrealized appreciation (depreciation)	(554,506)	350,515	(47,549)	2,217,891	820,039	151,732	16,000	85,405	3,039,527
Balance as of 7-31-25	$37,120,466	$35,598,500	$29,178,689	$23,775,390	$7,187,295	$5,956,414	$5,149,000	$16,500,652	$160,466,406
Change in unrealized appreciation (depreciation) at period end[1]	$(1,102,923)	$350,515	$(47,549)	$2,217,891	$820,039	$222,879	$16,000	$85,405	$2,562,257

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 7-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Residential loans	$37,120,466	Discounted cash flow Recent transaction	Discount rate Transaction price	7.71% - 31.28% $77.68 - $102.20	11.64% $91.48
Special purpose vehicles	35,598,500	Discounted cash flow Recent transaction	Discount rate Transaction price	10.24% - 16.95% $100.00 - $104.64	12.45% $100.06
Term loans	29,178,689	Discounted cash flow	Discount rate	9.30% - 14.58%	11.07%
Profit participating notes	23,775,390	Discounted cash flow Recent transaction	Discount rate Transaction price	8.64% - 12.08% $100.00	11.87% $100.00
Consumer-related assets	7,187,295	Discounted cash flow	Discount rate	11.58% - 20.14%	15.20%
Consumer loans	5,956,414	Discounted cash flow	Discount rate	6.83% - 9.32%	7.50%
Corporate asset-based credit	5,149,000	Discounted cash flow	Discount rate	11.60%	11.60%
Credit-linked notes	16,500,652	Discounted cash flow Recent transaction	Discount rate Transaction price	10.34% - 11.65% $100.00	10.98% $100.00
Total	$160,466,406
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of July 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Basis of consolidation. The accompanying consolidated Fund’s investments include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund:
•     JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
•     John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
•     JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
•     JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
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The fund has determined that the following wholly owned special purpose vehicles are operating companies, and therefore does not consolidate these investments as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
•     MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft and is currently subject to a lease arrangement.
•     JH Aircraft Leasing 4535 (Ireland) Designated Activity Company was established on January 23, 2024 to hold the title to an international commercial aircraft, which is currently subject to a lease arrangement.
•     JH LiftCo, LLC, a Delaware statutory trust, was established on March 4, 2024 for the purpose of holding title to industrial equipment, which is currently subject to a lease arrangement.
•     JH Finance LeaseCo LLC, a Delaware LLC, was formed on May 7, 2024 for the purpose of holding title to industrial equipment, which is currently subject to lease arrangements.
•     JH REO Trust, a Delaware statutory trust, was formed on October 14, 2022 and serves as an investment vehicle to hold foreclosed or real estate owned properties of JH Residential Whole Loan Trust.
•     JH Arbor Leasing, LLC, a Delaware LLC, was established on April 10, 2025 for the purpose of holding title to vegetation management equipment, which is currently subject to a lease arrangement.
Investment in affiliates. Information regarding the fund’s fiscal year to date purchases and sales of affiliated investments as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company	20,897,863	$21,420,071	—	$(1,146,000)	—	$2,100,736	—	—	$22,374,807
JH Arbor Leasing LLC	9,530,956	—	$9,530,956	(152,783)	—	(594,063)	$347,218	—	8,784,110
JH Finance LeaseCo LLC	6,048,343	7,392,282	—	(1,289,633)	$5,727	(47,134)	610,856	—	6,061,242
JH Liftco LLC	14,477,000	6,143,962	6,487,200	(815,000)	—	193,461	—	—	12,009,623
JH REO Trust	139,901	—	145,000	—	—	1,391	—	—	146,391
MSN 803 Trust	7,882,217	8,326,774	—	(526,500)	—	796,860	193,500	—	8,597,134
					$5,727	$2,451,251	$1,151,574	—	$57,973,307
Reverse repurchase agreements. The following table summarizes the open reverse repurchase agreements at 7-31-25:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
BNY Mellon Corp.	4.873%	7-17-25	8-14-25	$ (2,228,000)	$(2,232,524)
BNY Mellon Corp.	4.923%	7-17-25	8-14-25	(1,725,000)	(1,728,539)
BNY Mellon Corp.	5.023%	7-17-25	8-14-25	(1,702,000)	(1,705,562)
BNY Mellon Corp.	5.073%	7-17-25	8-14-25	(1,714,000)	(1,717,623)
BNY Mellon Corp.	5.103%	7-17-25	8-14-25	(3,217,000)	(3,223,840)
BNY Mellon Corp.	5.110%	7-17-25	8-14-25	(2,494,000)	(2,499,310)
BNY Mellon Corp.	5.123%	7-23-25	8-14-25	(4,610,000)	(4,620,195)
BNY Mellon Corp.	5.443%	7-17-25	8-14-25	(2,001,000)	(2,005,538)
J.P. Morgan Securities LLC	5.053%	7-31-25	9-2-25	(2,202,415)	(2,203,033)
J.P. Morgan Securities LLC	5.103%	7-31-25	9-2-25	(2,564,028)	(2,564,755)
J.P. Morgan Securities LLC	5.155%	7-23-25	8-25-25	(1,407,787)	(1,409,601)
J.P. Morgan Securities LLC	5.203%	7-31-25	9-2-25	(1,867,268)	(1,867,808)
J.P. Morgan Securities LLC	5.279%	7-7-25	8-7-25	(1,702,719)	(1,708,961)
UBS AG	4.940%	7-11-25	8-11-25	(2,192,960)	(2,199,279)
UBS AG	5.080%	7-23-25	8-25-25	(2,763,767)	(2,767,277)
UBS AG	5.140%	7-11-25	8-11-25	(4,552,868)	(4,566,519)
UBS AG	5.140%	7-17-25	8-18-25	(2,907,000)	(2,913,226)
UBS AG	5.180%	7-2-25	8-4-25	(4,947,123)	(4,968,478)
UBS AG	5.190%	7-11-25	8-11-25	(4,675,332)	(4,689,487)
UBS AG	5.290%	7-11-25	8-11-25	(2,917,875)	(2,926,879)
UBS AG	5.330%	7-23-25	8-25-25	(2,821,349)	(2,825,108)
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Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
$(57,343,542)
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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